UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09475

Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund (NVG)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 154.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 154.4% (100.0% of Total Investments)

	Alabama – 2.0% (1.3% of Total Investments)
$ 3,645	Alabama Private Colleges and University Facilities Authority, Limited Obligation Bonds,	9/25 at 100.00	N/R	$ 3,851,161
	University of Mobile Project, Series 2015A, 6.000%, 9/01/45
6,850	Birmingham Waterworks and Sewer Board, Alabama, Water and Sewer Revenue Bonds,	1/17 at 100.00	AA+	6,957,134
	Series 2007A,4.500%, 1/01/43 – BHAC Insured
35,355	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	48,607,468
8,100	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill	4/25 at 100.00	N/R	8,383,743
	College Project, Series 2015, 5.875%, 4/15/45
	Opelika Utilities Board, Alabama, Utility Revenue Bonds, Series 2011B:
1,250	4.000%, 6/01/29 – AGM Insured	6/21 at 100.00	AA	1,341,613
1,000	4.250%, 6/01/31 – AGM Insured	6/21 at 100.00	AA	1,084,490
56,200	Total Alabama			70,225,609
	Alaska – 0.6% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,
	Series 2006A:
7,010	5.000%, 6/01/32	10/16 at 100.00	B3	6,919,010
13,965	5.000%, 6/01/46	10/16 at 100.00	B3	13,825,071
20,975	Total Alaska			20,744,081
	Arizona – 3.2% (2.1% of Total Investments)
4,230	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds,	3/22 at 100.00	A3	4,740,138
	Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30
	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s
	Hospital, Refunding Series 2012A:
1,220	5.000%, 2/01/20	No Opt. Call	BBB+	1,386,786
1,850	5.000%, 2/01/21	No Opt. Call	BBB+	2,157,267
1,485	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project,	12/24 at 100.00	A2	1,602,330
	Series 2014A, 4.000%, 12/01/39
10,000	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility	7/22 at 100.00	A1	11,368,000
	Project, Refunding Senior Series 2012A, 5.000%, 7/01/31
3,000	Arizona State, Certificates of Participation, Department of Administration Series 2010B,	4/20 at 100.00	AA	3,361,170
	5.000%, 10/01/29 – AGC Insured
	Arizona State, Certificates of Participation, Series 2010A:
1,200	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	AA	1,357,128
1,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	AA	1,682,730
7,070	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	AA	7,915,006
1,190	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,229,032
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
5,200	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF2216, 13.750%,	7/17 at 100.00	AA (4)	5,919,680
	7/01/31 – AGM Insured (Pre-refunded 7/01/17) (IF)
2,750	Mesa, Arizona, Utility System Revenue Bonds, Tender Option Bond Trust 2016-XF2217, 13.750%,	7/17 at 100.00	AA (4)	3,130,600
	7/01/31 – AGM Insured (Pre-refunded 7/01/17) (IF)
630	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 – FGIC	7/17 at 100.00	Aa2 (4)	657,644
	Insured (ETM)
370	Mesa, Arizona, Utility System Revenue Refunding Bonds, Series 2002, 5.250%, 7/01/17 –	No Opt. Call	Aa2	386,151
	FGIC Insured
7,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series	7/20 at 100.00	A+	8,795,912
	2010A, 5.000%, 7/01/40
2,350	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series	7/18 at 100.00	AA–	2,530,386
	2008A, 5.000%, 7/01/33
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project,
	Series 2005B:
6,000	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	8,504,460
8,755	5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	12,639,944
	Phoenix Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis
	Schools, Inc. Projects, Series 2016A:
620	5.000%, 7/01/35	7/25 at 100.00	BB	679,929
1,025	5.000%, 7/01/46	7/25 at 100.00	BB	1,111,920
2,065	Phoenix Industrial Development Authority, Arizona, Multifamily Housing Revenue Bonds, Deer	7/24 at 101.00	N/R	2,067,850
	Valley Veterans Assisted Living Project, Series 2016A, 5.125%, 7/01/36
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue and
	Refunding Bonds, Edkey Charter Schools Project, Series 2013:
490	6.000%, 7/01/33	7/20 at 102.00	BB	516,161
500	6.000%, 7/01/43	7/20 at 102.00	BB	521,190
300	6.000%, 7/01/48	7/20 at 102.00	BB	311,934
690	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey	No Opt. Call	BB	755,260
	Charter Schools Project, Series 2014A, 7.375%, 7/01/49
	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Edkey
	Charter Schools Project, Series 2016:
1,130	5.250%, 7/01/36	7/26 at 100.00	BB	1,141,266
1,850	5.375%, 7/01/46	7/26 at 100.00	BB	1,863,450
2,135	5.500%, 7/01/51	7/26 at 100.00	BB	2,157,674
885	Pima County Industrial Development Authority, Arizona, Education Facility Revenue Bonds, San	2/24 at 100.00	N/R	901,665
	Tan Montessori School Project, Series 2016, 6.500%, 2/01/48
1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	A3	1,126,750
	Company, Series 2010A, 5.250%, 10/01/40
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc
	Prepay Contract Obligations, Series 2007:
7,930	5.000%, 12/01/32	No Opt. Call	BBB+	9,954,608
5,215	5.000%, 12/01/37	No Opt. Call	BBB+	6,714,990
800	The Industrial Development Authority of the County of Maricopa, Arizona, Education Revenue	7/26 at 100.00	Baa3	888,520
	Bonds, Reid Traditional School Projects, Series 2016, 5.000%, 7/01/47
2,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/23 at 100.00	Baa1	2,321,460
	Regional Medical Center, Series 2013A, 5.250%, 8/01/33
95,215	Total Arizona			112,398,991
	Arkansas – 0.2% (0.2% of Total Investments)
	Arkansas Development Finance Authority, Tobacco Settlement Revenue Bonds, Arkansas Cancer
	Research Center Project, Series 2006:
2,500	0.000%, 7/01/36 – AMBAC Insured	No Opt. Call	Aa2	1,293,525
20,125	0.000%, 7/01/46 – AMBAC Insured	No Opt. Call	Aa2	7,053,008
22,625	Total Arkansas			8,346,533
	California – 17.5% (11.3% of Total Investments)
45	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	BBB+	42,438
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured
2,120	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate	No Opt. Call	Aaa	2,038,422
	Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)
6,135	Alhambra Unified School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA	4,205,174
	Capital Appreciation Series 2009B, 0.000%, 8/01/30 – AGC Insured
12,550	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement	No Opt. Call	AA	6,852,802
	Project, Series 1997C, 0.000%, 9/01/35 – AGM Insured
4,100	Antelope Valley Healthcare District, California, Revenue Bonds, Series 2016A, 5.000%, 3/01/41	3/26 at 100.00	Baa3	4,509,467
5,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series	4/23 at 100.00	AA–	5,987,650
	2013S-4, 5.000%, 4/01/38
	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los
	Angeles County Securitization Corporation, Series 2006A:
3,275	5.450%, 6/01/28	12/18 at 100.00	B3	3,332,214
2,975	5.650%, 6/01/41	12/18 at 100.00	B2	3,026,825
45,180	California Educational Facilities Authority, Revenue Bonds, Stanford University, Series	No Opt. Call	AAA	68,705,678
	2016U-7, 5.000%, 6/01/46 (UB)
1,020	California Health Facilities Financing Authority, Revenue Bonds, Children’s Hospital Los	11/22 at 100.00	BBB+	1,195,175
	Angeles, Series 2012A, 5.000%, 11/15/23
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard	8/22 at 100.00	AA	11,793,400
	Children’s Hospital, Series 2012A, 5.000%, 8/15/51
1,600	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System,	7/23 at 100.00	AA–	1,904,272
	Series 2013A, 5.000%, 7/01/37
6,665	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and	8/25 at 100.00	AA	8,023,727
	Clinics, Series 2015A, 5.000%, 8/15/54 (UB) (5)
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and
	Clinics, Tender Option Bond Trust 2016-XG0049:
1,650	8.856%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	2,241,822
4,075	8.856%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	5,536,621
1,555	8.849%, 8/15/51 (IF) (5)	8/22 at 100.00	AA	2,112,250
5,000	California Health Facilities Financing Authority, Revenue Bonds, Sutter Health, Series 2013A,	8/23 at 100.00	AA–	5,894,500
	5.000%, 8/15/52
	California Municipal Finance Authority, Charter School Revenue Bonds, Palmdale Aerospace
	Academy Project, Series 2016A:
555	5.000%, 7/01/41	7/26 at 100.00	BB	605,294
195	5.000%, 7/01/46	7/26 at 100.00	BB	211,940
	California Municipal Finance Authority, Education Revenue Bonds, American Heritage Foundation
	Project, Series 2016A:
260	5.000%, 6/01/36	6/26 at 100.00	BBB–	301,140
435	5.000%, 6/01/46	6/26 at 100.00	BBB–	499,854
2,335	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series	7/20 at 100.00	Baa2	2,611,698
	2010A, 5.750%, 7/01/40
735	California School Finance Authority, Charter School Revenue Bonds, Downtown College Prep –	6/26 at 100.00	N/R	773,882
	Obligated Group, Series 2016, 5.000%, 6/01/46
715	California School Finance Authority, Charter School Revenue Bonds, Rocketship Education ?	6/25 at 100.00	N/R	767,395
	Obligated Group, Series 2016A, 5.000%, 6/01/36
80	California State, General Obligation Bonds, Series 2002, 5.000%, 10/01/32 – NPFG Insured	10/16 at 100.00	AA–	80,301
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	10/16 at 100.00	AA–	5,019
	California State, General Obligation Bonds, Various Purpose Series 2007:
9,730	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	Aaa	10,104,021
6,270	5.000%, 6/01/37 (Pre-refunded 6/01/17)	6/17 at 100.00	Aaa	6,511,019
	California State, General Obligation Bonds, Various Purpose Series 2010:
3,500	5.250%, 3/01/30	3/20 at 100.00	AA–	4,004,385
10,000	5.500%, 11/01/35	11/20 at 100.00	AA–	11,783,100
18,710	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda	12/24 at 100.00	BB+	21,866,751
	University Medical Center, Series 2014A, 5.500%, 12/01/54
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda
	University Medical Center, Series 2016A:
11,185	5.000%, 12/01/46	6/26 at 100.00	BB+	12,862,191
20,170	5.250%, 12/01/56	6/26 at 100.00	BB+	23,542,827
4,000	California Statewide Communities Development Authority, Revenue Bonds, Huntington Memorial	7/24 at 100.00	A	4,331,480
	Hospital, Refunding Series 2014B, 4.000%, 7/01/39
7,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series	8/20 at 100.00	AA–	8,417,850
	2011A, 6.000%, 8/15/42
1,000	California Statewide Community Development Authority, Revenue Bonds, Childrens Hospital of Los	8/17 at 100.00	BBB+	1,032,920
	Angeles, Series 2007, 5.000%, 8/15/47
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity
	Health System, Series 2005A:
1,535	5.500%, 7/01/30 (6)	10/16 at 100.00	CCC	1,535,015
4,430	5.500%, 7/01/35 (6)	10/16 at 100.00	CCC	4,430,044
3,600	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System,	7/18 at 100.00	AA–	3,953,448
	Series 2007A, 5.750%, 7/01/47 – FGIC Insured
5,000	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AA+ (4)	4,333,150
	2001A, 0.000%, 8/01/25 – FGIC Insured (ETM)
3,400	Coachella Valley Unified School District, Riverside County, California, General Obligation	No Opt. Call	AA	1,943,848
	Bonds, Election 2005 Series 2010C, 0.000%, 8/01/33 – AGM Insured
14,345	Corona-Norco Unified School District, Riverside County, California, General Obligation Bonds,	No Opt. Call	AA	6,630,833
	Capital Appreciation, Election 2006 Refunding Series 2009C, 0.000%, 8/01/39 – AGM Insured
	El Rancho Unified School District, Los Angeles County, California, General Obligation Bonds,
	Election 2010 Series 2011A:
2,615	0.000%, 8/01/31 – AGM Insured (7)	8/28 at 100.00	A2	2,508,282
3,600	0.000%, 8/01/34 – AGM Insured (7)	8/28 at 100.00	A2	3,415,536
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Senior Lien Series 2015A:
3,960	0.000%, 1/15/34 – AGM Insured	No Opt. Call	AA	2,237,994
5,000	0.000%, 1/15/35 – AGM Insured	No Opt. Call	AA	2,725,000
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds,
	Refunding Series 2013A:
910	6.850%, 1/15/42	1/31 at 100.00	BBB–	811,010
3,610	5.750%, 1/15/46	1/24 at 100.00	BBB–	4,330,592
6,610	6.000%, 1/15/49	1/24 at 100.00	BBB–	8,025,267
2,425	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005,	3/17 at 100.00	A	2,434,385
	5.000%, 9/01/27 – AMBAC Insured
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Bonds, Series 2007A-1:
26,875	4.500%, 6/01/27	6/17 at 100.00	B	27,356,331
26,455	5.000%, 6/01/33	6/17 at 100.00	B–	26,662,143
1,155	5.750%, 6/01/47	6/17 at 100.00	B–	1,178,481
8,440	5.125%, 6/01/47	6/17 at 100.00	B–	8,442,110
1,520	Hayward Redevelopment Agency, California, Downtown Redevelopment Project Tax Allocation	10/16 at 100.00	A	1,524,803
	Bonds, Series 2006, 5.000%, 3/01/36 – SYNCORA GTY Insured
	Kern Community College District, California, General Obligation Bonds, Safety, Repair &
	Improvement, Election 2002 Series 2006:
5,600	0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	4,765,152
5,795	0.000%, 11/01/25 – AGM Insured	No Opt. Call	AA	4,787,076
1,195	Lincoln Public Financing Authority, Placer County, California, Twelve Bridges Limited	9/21 at 100.00	AA	1,339,499
	Obligation Revenue Bonds, Refunding Series 2011A, 4.375%, 9/02/25 – AGM Insured
5,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	Aa2	5,181,150
	Series 2007A, 4.500%, 1/01/28 – NPFG Insured
7,575	Mount San Antonio Community College District, Los Angeles County, California, General	8/35 at 100.00	AA	6,665,546
	Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)
3,300	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series	No Opt. Call	A	4,921,026
	2009B, 6.500%, 11/01/39
3,290	Murrieta Valley Unified School District Public Financing Authority, California, Special Tax	9/16 at 100.00	AA (4)	3,303,785
	Revenue Bonds, Series 2006A, 5.125%, 9/01/26 (Pre-refunded 9/01/16) – AGM Insured
	Oceanside Unified School District, San Diego County, California, General Obligation Bonds,
	Capital Appreciation, 2008 Election Series 2009A:
5,905	0.000%, 8/01/26 – AGC Insured	No Opt. Call	AA	4,662,234
2,220	0.000%, 8/01/28 – AGC Insured	No Opt. Call	AA	1,629,480
2,735	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds,	10/16 at 100.00	AA– (4)	2,983,065
	Redevelopment Project 1, Series 1993, 5.850%, 8/01/22 – NPFG Insured (ETM)
	Orange County, California, Special Tax Bonds, Community Facilities District 2015-1 Esencia
	Village, Series 2015A:
4,000	4.250%, 8/15/38	8/25 at 100.00	N/R	4,462,720
675	5.250%, 8/15/45	8/25 at 100.00	N/R	805,133
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010,	11/20 at 100.00	Ba1	5,438,350
	6.000%, 11/01/30
3,700	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election	No Opt. Call	AA–	2,931,399
	of 2004, Series 2007A, 0.000%, 8/01/25 – NPFG Insured
7,875	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/38 –	8/29 at 100.00	AA	9,674,989
	AGC Insured (7)
9,145	Pittsburg Redevelopment Agency, California, Tax Allocation Bonds, Los Medanos Community	No Opt. Call	A+	6,178,819
	Development Project, Series 1999, 0.000%, 8/01/30 – AMBAC Insured
4,150	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of	10/25 at 100.00	AA	4,860,314
	Participation, Refunding Series 2011, 0.000%, 10/01/28 – AGM Insured (7)
6,000	Redlands Unified School District, San Bernardino County, California, General Obligation Bonds,	10/16 at 100.00	AA	6,022,680
	Series 2003, 5.000%, 7/01/26 – AGM Insured
670	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series	6/23 at 100.00	BBB–	798,674
	2013A, 5.750%, 6/01/48
	San Clemente, California, Special Tax Revenue Bonds, Community Facilities District 2006-1
	Marblehead Coastal, Series 2015:
495	5.000%, 9/01/40	9/25 at 100.00	N/R	573,799
250	5.000%, 9/01/46	9/25 at 100.00	N/R	288,830
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds,	8/19 at 100.00	AA (4)	2,890,924
	Tender Option Bond Trust 2015-XF0098, 18.692%, 2/01/33 (Pre-refunded 8/01/19) (IF)
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International	5/23 at 100.00	A+	4,724,160
	Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43
66,685	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Senior Lien Toll	No Opt. Call	Aaa	63,990,259
	Road Revenue Bonds, Series 1993, 0.000%, 1/01/21 (ETM)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue
	Bonds, Refunding Senior Lien Series 2014A:
2,680	5.000%, 1/15/44	1/25 at 100.00	BBB–	3,130,213
8,275	5.000%, 1/15/50	1/25 at 100.00	BBB–	9,610,916
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue	No Opt. Call	AA–	6,207,738
	Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured
37,040	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Area Redevelopment	8/17 at 100.00	AA–	38,109,715
	Project, Series 2006C, 4.250%, 8/01/30 – NPFG Insured
4,175	San Mateo County Community College District, California, General Obligation Bonds, Series	No Opt. Call	AAA	3,018,692
	2006C, 0.000%, 9/01/30 – NPFG Insured
4,325	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997	No Opt. Call	AA	2,338,268
	Election Series 2012G, 0.000%, 8/01/34 – AGM Insured
5,690	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding	No Opt. Call	AA	1,819,548
	Series 2015, 0.000%, 8/01/42
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AA–	7,185,994
	Housing Facility, Series 1994A, 6.250%, 7/01/24
5,625	Santa Ana Financing Authority, California, Lease Revenue Bonds, Police Administration and	No Opt. Call	AA– (4)	7,169,119
	Housing Facility, Series 1994A, 6.250%, 7/01/24 (ETM)
3,500	Saugus Union School District, Los Angeles County, California, General Obligation Bonds, Series	No Opt. Call	Aa2	3,058,825
	2006, 0.000%, 8/01/23 – FGIC Insured
4,275	Sequoia Union High School District, San Mateo County, California, General Obligation Bonds,	9/16 at 100.00	Aa1 (4)	4,280,344
	Series 2006, 3.500%, 7/01/29 – AGM Insured (Pre-refunded 9/22/16)
4,495	Stockton-East Water District, California, Certificates of Participation, Refunding Series	10/16 at 100.00	AA–	2,227,228
	2002B, 0.000%, 4/01/28 – FGIC Insured
	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed
	Bonds, Series 2005A-1:
1,220	4.750%, 6/01/23	10/16 at 100.00	B+	1,220,598
1,500	5.500%, 6/01/45	10/16 at 100.00	B–	1,500,105
	Tobacco Securitization Authority of Southern California, Tobacco Settlement Asset-Backed
	Bonds, San Diego County Tobacco Asset Securitization Corporation, Senior Series 2006A:
1,240	4.750%, 6/01/25	10/16 at 100.00	BBB	1,259,852
5,865	5.125%, 6/01/46	10/16 at 100.00	B+	5,865,469
595,140	Total California			614,075,463
	Colorado – 8.0% (5.2% of Total Investments)
	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006:
750	5.250%, 10/01/32 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	754,020
1,080	5.250%, 10/01/40 – SYNCORA GTY Insured	10/16 at 100.00	BBB–	1,085,465
195	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding	12/23 at 100.00	BB+	210,606
	Series 2014, 5.000%, 12/01/43
1,180	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds,	8/26 at 100.00	A	1,200,355
	Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46
1,165	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, James	12/24 at 100.00	A	1,365,730
	Irwin Educational Foundation Project, Refunding & Improvement Series 2007, 5.000%, 12/01/38
7,430	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Vanguard	6/26 at 100.00	A	7,655,278
	School Project, Refunding & Improvement Series 2016, 3.750%, 6/15/47
2,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld	6/26 at 100.00	A	2,002,620
	County School District 6 – Frontier Academy, Refunding & Improvement Series 2016,
	3.250%, 6/01/46
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,
	Series 2006A:
1,500	5.000%, 9/01/36	9/16 at 100.00	A–	1,505,700
3,350	4.500%, 9/01/38	9/16 at 100.00	A–	3,361,022
3,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	2/21 at 100.00	A–	3,337,320
	Series 2011A, 5.000%, 2/01/41
11,520	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	1/23 at 100.00	A–	13,244,890
	Series 2013A, 5.250%, 1/01/45
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Covenant Retirement Communities
	Inc., Refunding Series 2012B:
1,640	5.000%, 12/01/22	No Opt. Call	BBB+	1,933,724
2,895	5.000%, 12/01/23	12/22 at 100.00	BBB+	3,385,442
4,200	5.000%, 12/01/24	12/22 at 100.00	BBB+	4,886,952
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013A:
1,410	5.000%, 6/01/32	No Opt. Call	A–	1,629,241
2,000	5.000%, 6/01/33	No Opt. Call	A–	2,305,940
5,855	5.000%, 6/01/40	No Opt. Call	A–	6,711,528
5,145	5.000%, 6/01/45	No Opt. Call	A–	5,897,662
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good
	Samaritan Society Project, Series 2013:
690	5.500%, 6/01/33	6/23 at 100.00	BBB+	823,908
720	5.625%, 6/01/43	6/23 at 100.00	BBB+	864,871
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System,	9/18 at 102.00	AA	1,090,540
	Series 2005C, 5.250%, 3/01/40 – AGM Insured
11,830	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of	1/20 at 100.00	AA–	13,185,127
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Valley View Hospital	5/17 at 100.00	A–	1,547,805
	Association, Series 2007, 5.250%, 5/15/42
2,540	Commerce City Northern Infrastructure General Improvement District, Colorado, General	12/22 at 100.00	AA	3,078,150
	Obligation Bonds, Refunding & Improvement Series 2013, 5.000%, 12/01/25 – AGM Insured
500	Copperleaf Metropolitan District 2, Arapahoe County, Colorado, General Obligation Bonds,	12/20 at 103.00	N/R	536,735
	Refunding Limited Tax Convertible to Unlimited Tax Series 2015, 5.750%, 12/01/45
500	Copperleaf Metropolitan District 2, Colorado, General Obligation Limited Tax Bonds, Series	12/20 at 103.00	N/R	535,690
	2006, 5.250%, 12/01/30
500	Crystal Crossing Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	N/R	516,055
	Refunding Series 2016, 5.250%, 12/01/40
10,640	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B,	11/23 at 100.00	A	12,496,254
	5.000%, 11/15/43
1,000	Denver, Colorado, Airport System Revenue Bonds, Series 2006, 5.000%, 11/15/24 – FGIC Insured	11/16 at 100.00	AA–	1,013,240
5,365	Denver, Colorado, Airport System Revenue Bonds, Series 2006A, 5.000%, 11/15/23 –	11/16 at 100.00	AA–	5,436,140
	FGIC Insured UB)
1,085	Denver, Colorado, Airport System Revenue Bonds, Trust 2365, 15.037%, 11/15/25 –	11/16 at 100.00	AA–	1,142,288
	FGIC Insured (IF)
11,700	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series	No Opt. Call	A3	5,310,045
	2010A, 0.000%, 9/01/41
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
35,995	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	AA–	30,877,591
6,525	0.000%, 9/01/26 – NPFG Insured	No Opt. Call	AA–	5,131,717
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
17,030	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	AA–	13,765,690
9,910	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	AA–	6,230,913
43,020	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	AA–	26,103,245
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
20,000	0.000%, 9/01/27 – NPFG Insured	No Opt. Call	AA–	15,169,800
1,150	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	833,371
7,000	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	AA–	4,081,140
	Eagle River Water and Sanitation District, Eagle County, Colorado, Enterprise Wastewater
	Revenue Bonds, Series 2012:
400	5.000%, 12/01/32	No Opt. Call	A+	474,240
1,000	3.000%, 12/01/32	No Opt. Call	A+	1,028,410
500	Erie Highlands Metropolitan District No. 1 (In the Town of Erie), Weld County, Colorado,	12/20 at 103.00	N/R	519,280
	General Obligation Limited Tax Bonds, Series 2015A, 5.750%, 12/01/45
500	Flatiron Meadows Metropolitan District, Boulder County, Colorado, General Obligation Limited	12/21 at 103.00	N/R	513,965
	Tax Bonds, Series 2016, 5.125%, 12/01/46
590	Foothills Metropolitan District, Fort Collins, Colorado, Special Revenue Bonds, Series 2014,	12/24 at 100.00	N/R	649,726
	6.000%, 12/01/38
1,125	Great Western Park Metropolitan District 2, Broomfield City and County, Colorado, General	12/21 at 103.00	N/R	1,163,284
	Obligation Bonds, Series 2016A, 5.000%, 12/01/46
500	Green Gables Metropolitan District No. 1, Jefferson County, Colorado, General Obligation	12/21 at 103.00	N/R	514,385
	Bonds, Series 2016A, 5.300%, 12/01/46
3,740	Jefferson Center Metropolitan District 1, Arvada, Jefferson County, Colorado, Revenue Bonds,	12/20 at 103.00	N/R	3,885,523
	Refunding Series 2015, 5.500%, 12/01/45
	Johnstown Plaza Metropolitan District, Colorado, Special Revenue Bonds, Series 2016A:
2,325	5.250%, 12/01/36 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	2,297,635
8,955	5.375%, 12/01/46 (WI/DD, Settling 8/02/16)	12/21 at 103.00	N/R	8,829,003
	Lambertson Farms Metropolitan District 1, Colorado, Revenue Bonds, Refunding & Improvement
	Series 2015:
1,005	5.750%, 12/15/46	12/23 at 100.00	N/R	1,042,054
5,355	6.000%, 12/15/50	12/23 at 100.00	N/R	5,550,618
980	Leyden Rock Metropolitan District No. 10, In the City of Arvada, Colorado, Limited Tax General	12/21 at 103.00	N/R	1,009,233
	Obligation Bonds, Refunding and Improvement Series 20016A, 5.000%, 12/01/45
500	Littleton Village Metropolitan District No. 2, Colorado, Limited Tax General Obligation and	12/20 at 103.00	N/R	518,635
	Special Revenue Bonds, Series 2015, 5.375%, 12/01/45
860	Mountain Shadows Metropolitan District, Colorado, General Obligation Limited Tax Bonds,	12/25 at 100.00	Baa1	909,381
	Refunding Series 2016, 5.000%, 12/01/35
6,305	North Range Metropolitan District 1, Adams County, Colorado, General Obligation Bonds, Series	12/25 at 100.00	N/R	6,337,282
	2016B, 3.500%, 12/01/45
585	Overlook Metropolitan District in the Town of Parker, Douglas County, Colorado, General	12/21 at 103.00	BBB	594,138
	Obligation Limited Tax Bonds, Series 2016A, 5.500%, 12/01/46
660	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/25 at 100.00	N/R	772,655
	Bonds, Refunding Series 2015A, 5.000%, 12/01/45
880	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue	12/20 at 100.00	AA (4)	1,072,060
	Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured
5,435	Poudre Tech Metro District, Colorado, Unlimited Property Tax Supported Revenue Bonds,	12/20 at 100.00	AA	6,049,427
	Refunding & Improvement Series 2010A, 5.000%, 12/01/39 – AGM Insured
1,180	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A,	6/20 at 100.00	Aa3	1,355,289
	5.375%, 6/01/31
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private
	Activity Bonds, Series 2010:
6,500	6.500%, 1/15/30	7/20 at 100.00	BBB+	7,697,105
3,750	6.000%, 1/15/41	7/20 at 100.00	BBB+	4,351,875
1,280	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds,	12/21 at 103.00	N/R	1,356,685
	Limited Tax Series 2016A, 5.500%, 12/01/46
	Sterling Ranch Community Authority Board, Douglas County, Colorado, Limited Tax Supported
	Revenue Bonds, Senior Series 2015A:
500	5.500%, 12/01/35	12/20 at 103.00	N/R	515,410
1,000	5.750%, 12/01/45	12/20 at 103.00	N/R	1,032,010
500	Table Mountain Metropolitan District, Jefferson County, Colorado, Limited Tax General	12/21 at 103.00	N/R	517,190
	Obligation Bonds, Series 2016A, 5.250%, 12/01/45
8,500	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A,	11/22 at 100.00	AA–	10,000,845
	5.000%, 11/15/42
311,925	Total Colorado			282,801,153
	Connecticut – 0.5% (0.3% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Healthcare Facility
	Expansion Church Home of Hartford Inc. Project, Series 2016A:
590	5.000%, 9/01/46	9/26 at 100.00	BB	656,086
740	5.000%, 9/01/53	9/26 at 100.00	BB	814,466
10,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University,	7/25 at 100.00	A–	11,005,000
	Refunding Series 2015L, 4.125%, 7/01/41
3,250	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Wesleyan University,	7/20 at 100.00	AA (4)	3,784,918
	Series 2010G, 5.000%, 7/01/39 (Pre-refunded 7/01/20)
14,580	Total Connecticut			16,260,470
	Delaware – 0.0% (0.0% of Total Investments)
225	Delaware Economic Development Authority, Revenue Bonds, Newark Charter School, Refunding	9/26 at 100.00	BBB	262,424
	Series 2016A, 5.000%, 9/01/36
	District of Columbia – 1.4% (0.9% of Total Investments)
3,780	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC	10/22 at 100.00	BB+	3,852,387
	Issue, Series 2013, 5.000%, 10/01/45
8,180	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	10,151,544
	Series 2001, 6.500%, 5/15/33
124,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	N/R	16,710,240
	Series 2006A, 0.000%, 6/15/46
6,810	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 4.500%, 4/01/42 –	4/17 at 100.00	A	6,961,795
	AMBAC Insured
11,750	Washington Convention Center Authority, District of Columbia, Dedicated Tax Revenue Bonds,	10/16 at 100.00	AA+ (4)	11,832,015
	Senior Lien Refunding Series 2007A, 4.500%, 10/01/36 (Pre-refunded 10/01/16) –
	AMBAC Insured
154,520	Total District of Columbia			49,507,981
	Florida – 7.5% (4.8% of Total Investments)
450	Alachua County Health Facilities Authority, Florida, Revenue Bonds, Shands Teaching Hospital	No Opt. Call	AA–	457,884
	and Clinics Inc., Series 1996A, 6.250%, 12/01/16 – NPFG Insured
1,250	Bay County, Florida, Water System Revenue Bonds, Refunding Series 2005, 5.000%, 9/01/24 –	10/16 at 100.00	Aa3	1,254,725
	AMBAC Insured
990	Bexley Community Development District, Pasco County, Florida, Special Assessment Revenue	5/26 at 100.00	N/R	1,015,720
	Bonds, Series 2016, 4.700%, 5/01/36
4,000	Broward County, Florida, Professional Sports Facilities Tax and Revenue Bonds, Broward County	No Opt. Call	AA	4,014,920
	Civic Arena Project, Refunding Series 2006A, 5.000%, 9/01/28 – AMBAC Insured
19,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 –	10/21 at 100.00	AA	22,255,840
	AGM Insured
7,000	Citizens Property Insurance Corporation, Florida, Personal and Commercial Lines Account Bonds,	No Opt. Call	AA–	8,457,960
	Senior Secured Series 2012A-1, 5.000%, 6/01/22
4,670	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	5,563,651
1,025	Cityplace Community Development District, Florida, Special Assessment and Revenue Bonds,	No Opt. Call	A	1,218,879
	Refunding Series 2012, 5.000%, 5/01/26
	Clay County, Florida, Utility System Revenue Bonds, Series 2007:
5,110	5.000%, 11/01/27 – AGM Insured (Pre-refunded 11/01/17) (UB)	11/17 at 100.00	AA (4)	5,397,949
12,585	5.000%, 11/01/32 – AGM Insured (Pre-refunded 11/01/17) (UB)	11/17 at 100.00	AA (4)	13,294,165
1,480	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University,	11/23 at 100.00	BBB–	1,719,553
	Refunding Series 2013, 6.125%, 11/01/43
	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,
	Area 1 Project, Series 2016A-1:
245	5.250%, 11/01/37	11/28 at 100.00	N/R	250,091
320	5.600%, 11/01/46	11/28 at 100.00	N/R	327,962
685	Creekside at Twin Creeks Community Development District, Florida, Special Assessment Bonds,	No Opt. Call	N/R	712,023
	Area 1 Project, Series 2016A-2, 5.625%, 11/01/35
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project,
	Refunding Series 2013A:
3,445	6.000%, 4/01/42	4/23 at 100.00	A–	4,205,312
1,720	5.625%, 4/01/43	4/23 at 100.00	A–	2,050,704
4,000	Davie, Florida, Water and Sewerage Revenue Bonds, Series 2011, 5.000%, 10/01/41 – AGM Insured	10/21 at 100.00	AA	4,557,200
	Downtown Doral Community Development District, Florida, Special Assessment Bonds, Series 2015:
280	5.250%, 5/01/35	5/26 at 100.00	N/R	295,753
315	5.300%, 5/01/36	5/26 at 100.00	N/R	332,933
475	5.500%, 5/01/45	5/26 at 100.00	N/R	501,790
655	5.500%, 5/01/46	5/26 at 100.00	N/R	690,894
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Florida Charter
	Foundation Inc. Projects, Series 2016A:
2,075	4.750%, 7/15/36 (WI/DD, Settling 8/10/16)	7/26 at 100.00	N/R	2,053,835
1,335	5.000%, 7/15/46 (WI/DD, Settling 8/10/16)	7/26 at 100.00	N/R	1,345,974
	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance
	Charter School Income Projects, Series 2015A:
3,090	6.000%, 6/15/35	6/25 at 100.00	N/R	3,288,625
1,910	6.125%, 6/15/46	6/25 at 100.00	N/R	2,032,183
555	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance	6/24 at 100.00	N/R	584,371
	Charter School, Inc. Projects, Series 2014A, 6.125%, 6/15/44
75	Florida Municipal Loan Council, Revenue Bonds, Series 2001A, 5.250%, 11/01/18	No Opt. Call	A3	75,296
	Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
165	5.250%, 12/01/17	10/16 at 100.00	AA–	165,629
100	5.250%, 12/01/18	10/16 at 100.00	AA–	100,394
2,550	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond	6/18 at 101.00	AAA	3,448,442
	Trust Series 2016-XF2347, 16.901%, 6/01/38 – AGC Insured (IF) (5)
1,710	Grand Bay at Doral Community Development District, Miami-Dade County, Florida, Special	5/26 at 100.00	N/R	1,759,795
	Assessment Bonds, South Parcel Assessment Area Project, Series 2016, 4.750%, 5/01/36
1,915	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006,	6/18 at 100.00	AA (4)	2,083,673
	5.500%, 6/01/38 (Pre-refunded 6/01/18) – AGM Insured
3,795	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport,	10/24 at 100.00	A+	4,473,774
	Subordinate Lien Series 2015B, 5.000%, 10/01/35
1,590	Hillsborough County Industrial Development Authority, Florida, Industrial Development Revenue	No Opt. Call	Aaa	1,731,160
	Bonds, University Community Hospital, Series 1994, 6.500%, 8/15/19 – NPFG Insured (ETM)
	Indian Trace Development District, Florida, Water Management Special Benefit Assessment Bonds,
	Series 2005:
1,645	5.000%, 5/01/25 – NPFG Insured	5/17 at 100.00	A3	1,667,454
1,830	5.000%, 5/01/27 – NPFG Insured	5/17 at 100.00	A3	1,854,888
600	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012,	10/22 at 100.00	A+	713,214
	5.000%, 10/01/30
1,000	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series	11/21 at 100.00	A2	1,169,360
	2011, 5.000%, 11/15/25
1,000	Lee Memorial Health System, Florida, Hospital Revenue Bonds, Series 2007A, 5.000%, 4/01/32 –	4/17 at 100.00	AA–	1,024,530
	NPFG Insured
3,000	Leesburg, Florida, Utility System Revenue Bonds, Series 2007A, 5.000%, 10/01/37 (Pre-refunded	10/17 at 100.00	AA– (4)	3,157,920
	10/01/17) – NPFG Insured
4,125	Martin County Health Facilities Authority, Florida, Hospital Revenue Bonds, Martin Memorial	11/24 at 100.00	BBB+	4,747,875
	Medical Center, Series 2015, 5.000%, 11/15/45
5,465	Miami Dade County, Florida, Rickenbacker Causeway Revenue Bonds, Series 2014,	10/24 at 100.00	BBB+	6,328,962
	5.000%, 10/01/43
1,545	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A,	2/21 at 100.00	AA	1,849,535
	6.000%, 2/01/31 – AGM Insured
5,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Refunding Series	7/24 at 100.00	A	5,885,400
	2014A, 5.000%, 7/01/44
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding	10/24 at 100.00	A	1,205,870
	Series 2014B, 5.000%, 10/01/37
10,085	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2008B,	10/18 at 100.00	AA	10,920,542
	5.000%, 10/01/41 – AGM Insured
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series	10/20 at 100.00	A	2,876,900
	2010A-1, 5.375%, 10/01/41
2,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B,	10/20 at 100.00	A	2,874,700
	5.000%, 10/01/30
2,400	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B,	10/22 at 100.00	A+	2,817,576
	5.000%, 10/01/37
3,015	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%,	7/18 at 100.00	AA	3,243,115
	7/01/35 – AGM Insured
6,305	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A,	10/22 at 100.00	Aa3	7,413,986
	5.000%, 10/01/42
4,785	Northern Palm Beach County Improvement District, Florida, Water Control and Improvement Bonds,	8/26 at 100.00	N/R	4,992,143
	Development Unit 53, Series 2015, 5.350%, 8/01/35
4,250	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health,	4/22 at 100.00	A	4,691,320
	Inc., Series 2012A, 5.000%, 10/01/42
1,000	Orange County School Board, Florida, Certificates of Participation, Series 2007A, 5.000%,	8/17 at 100.00	AA (4)	1,044,480
	8/01/27 (Pre-refunded 8/01/17) – FGIC Insured
2,500	Orange County, Florida, Tourist Development Tax Revenue Bonds, Series 2006, 5.000%, 10/01/31	10/16 at 100.00	AA (4)	2,519,700
	(Pre-refunded 10/01/16) – SYNCORA GTY Insured
5,000	Orlando, Florida, Contract Tourist Development Tax Payments Revenue Bonds, Series 2014A,	5/24 at 100.00	AA+	5,934,250
	5.000%, 11/01/44
230	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of	6/22 at 102.00	N/R	283,268
	Boca Raton Project, Series 2014A, 7.250%, 6/01/34
3,000	Palm Beach County School Board, Florida, Certificates of Participation, Series 2007E, 5.000%,	8/17 at 100.00	AA– (4)	3,136,260
	8/01/27 (Pre-refunded 8/01/17) – NPFG Insured
60	Pasco County, Florida, Water and Sewer Revenue Bonds, Refunding Series 2006, 5.000%,	10/16 at 100.00	AA+	60,224
	10/01/36 – AGM Insured
3,590	Port Saint Lucia, Florida, Special Assessment Revenue Bonds, Southwest Annexation District 1B,	7/17 at 100.00	AA–	3,728,754
	Series 2007, 5.000%, 7/01/33 – NPFG Insured
	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009:
5,450	5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	AA	5,941,808
8,530	5.000%, 9/01/35 – AGC Insured	9/18 at 100.00	AA	9,250,188
840	Reunion West Community Development District, Florida, Special Assessment Bonds, Area 3	11/26 at 100.00	N/R	857,514
	Project, Series 2016, 5.000%, 11/01/46
5,190	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992,	No Opt. Call	Aa2 (4)	5,628,970
	6.000%, 10/01/19 – NPFG Insured (ETM)
	Six Mile Creek Community Development District, Florida, Capital Improvement Revenue Bonds,
	Assessment Area 2, Series 2016:
265	4.750%, 11/01/28	11/27 at 100.00	N/R	273,146
440	5.375%, 11/01/36	11/27 at 100.00	N/R	451,365
1,010	South Fork III Community Development District, Florida, Special Assessment Revenue Bonds,	5/27 at 100.00	N/R	1,043,684
	Refunding Series 2016, 5.375%, 5/01/37
1,000	South Miami Health Facilities Authority, Florida, Hospital Revenue, Baptist Health System	8/17 at 100.00	AA–	1,035,490
	Obligation Group, Series 2007, 5.000%, 8/15/42 (UB) (5)
1,200	St. Lucie County, Florida, Utility System Revenue Refunding Bonds, Series 1993, 5.500%,	No Opt. Call	N/R (4)	1,462,380
	10/01/21 – FGIC Insured (ETM)
8,060	Tallahassee, Florida, Health Facilities Revenue Bonds, Tallahassee Memorial HealthCare Inc.	12/25 at 100.00	Baa1	9,389,175
	Project, Series 2016A, 5.000%, 12/01/55
400	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 – AGC Insured	10/19 at 100.00	AA	443,992
4,100	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A,	5/22 at 100.00	Aa2	4,803,355
	5.000%, 11/15/33
1,455	Tampa, Florida, Healthcare System Revenue Bonds, Allegany Health System – St. Joseph’s	10/16 at 100.00	Aaa	1,492,946
	Hospital, Series 1993, 5.125%, 12/01/23 – NPFG Insured (ETM)
10,095	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series	No Opt. Call	A	11,723,223
	2012B, 5.000%, 7/01/42
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle	10/21 at 100.00	AA	2,327,480
	Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 –
	AGM Insured
5,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University	6/25 at 100.00	A–	5,916,000
	Inc. Project, Series 2015, 5.000%, 6/01/40
12,000	Volusia County School Board, Florida, Certificates of Participation, Master Lease Program	8/17 at 100.00	Aa3 (4)	12,542,640
	Series 2007, 5.000%, 8/01/32 (Pre-refunded 8/01/17) – AGM Insured
235,030	Total Florida			262,444,641
	Georgia – 3.0% (2.0% of Total Investments)
17,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%,	11/19 at 100.00	AA	19,221,050
	11/01/39 – AGM Insured
3,060	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015,	5/25 at 100.00	AA–	3,799,418
	5.000%, 11/01/31
2,825	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding	8/20 at 100.00	AA	3,101,257
	Series 2007, 4.000%, 8/01/26
2,000	City of Fairburn, Georgia, General Obligation Bonds, Series 2011, 5.750%, 12/01/31 –	12/21 at 100.00	AA	2,426,860
	AGM Insured
4,000	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates,	4/23 at 100.00	A	4,807,520
	Refunding Series 2012, 5.000%, 4/01/28
1,250	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb	9/20 at 100.00	BBB–	1,454,163
	Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,
	Northeast Georgia Health Services Inc., Series 2010B:
5,000	5.250%, 2/15/37	2/20 at 100.00	AA–	5,591,100
4,050	5.125%, 2/15/40	2/20 at 100.00	AA–	4,489,749
15,305	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	2/25 at 100.00	AA–	19,002,841
	Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54
10,825	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A,	7/25 at 100.00	A+	12,696,751
	5.000%, 7/01/60
2,250	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	7/19 at 100.00	A+	2,504,970
	Hospital System Inc. Project, Series 2007C, 5.500%, 7/01/39 – AGM Insured
7,030	Gwinnett County School District, Georgia, General Obligation Bonds, Series 2008, 5.000%,	2/18 at 100.00	AAA	7,501,502
	2/01/36 (Pre-refunded 2/01/18)
5,000	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus	8/18 at 100.00	AA	5,516,200
	Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 – AGC Insured
1,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University,	10/22 at 100.00	Baa2	1,182,860
	Refunding Series 2012C, 5.250%, 10/01/27
10,090	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series	10/25 at 100.00	Baa2	11,653,446
	2015, 5.000%, 10/01/40
1,710	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/21 at 100.00	Aa2	1,938,336
	Medical Center Project, Series 2011B, 5.000%, 10/01/41
92,395	Total Georgia			106,888,023
	Guam – 0.0% (0.0% of Total Investments)
650	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013,	7/23 at 100.00	A–	760,169
	5.500%, 7/01/43
	Hawaii – 0.4% (0.3% of Total Investments)
1,500	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Chaminade University	1/25 at 100.00	BB+	1,570,245
	of Honolulu, Series 2015A, 5.000%, 1/01/45
5,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health	7/23 at 100.00	A1	6,052,200
	Obligated Group, Series 2013A, 5.500%, 7/01/43
170	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific	7/23 at 100.00	BB+	196,374
	University, Series 2013A, 6.875%, 7/01/43
5,775	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems,	7/25 at 100.00	AA–	6,361,798
	Series 2015A, 4.000%, 7/01/40
12,445	Total Hawaii			14,180,617
	Idaho – 0.3% (0.2% of Total Investments)
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding
	Series 2016:
200	3.500%, 9/01/33	9/26 at 100.00	BB+	199,740
250	5.000%, 9/01/37	9/26 at 100.00	BB+	289,468
8,980	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/22 at 100.00	A–	10,120,460
	2012A, 5.000%, 3/01/47 – AGM Insured
1,000	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series	3/24 at 100.00	A–	1,073,370
	2014A, 4.125%, 3/01/37
10,430	Total Idaho			11,683,038
	Illinois – 19.2% (12.4% of Total Investments)
	Bolingbrook, Illinois, General Obligation Bonds, Refunding Series 2013A:
675	5.000%, 1/01/25	7/23 at 100.00	A2	800,489
1,170	5.000%, 1/01/26	7/23 at 100.00	A2	1,381,735
	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues
	Series 2011A:
6,190	5.500%, 12/01/39	No Opt. Call	B+	5,953,604
1,865	5.000%, 12/01/41	12/21 at 100.00	B+	1,719,064
4,905	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series	No Opt. Call	B+	4,514,415
	2012A, 5.000%, 12/01/42
2,720	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	No Opt. Call	B+	2,537,080
	2008C, 5.000%, 12/01/29
40,905	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series	12/25 at 100.00	B+	43,372,390
	2016A, 7.000%, 12/01/44
1,315	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax	No Opt. Call	AA–	716,241
	Revenues, Series 1998B-1, 0.000%, 12/01/30 – NPFG Insured
2,235	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit	6/21 at 100.00	AA	2,525,751
	Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011,
	5.250%, 6/01/26 – AGM Insured
1,100	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011,	12/21 at 100.00	AA	1,222,936
	5.250%, 12/01/40
12,215	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014,	No Opt. Call	AA	14,268,097
	5.250%, 12/01/49
2,180	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien	1/23 at 100.00	A	2,618,834
	Refunding Series 2013B, 5.000%, 1/01/26
7,700	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien	1/20 at 100.00	AA	8,645,945
	Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
1,500	0.000%, 1/01/31 – NPFG Insured	No Opt. Call	AA–	828,915
32,670	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	AA–	17,195,855
12,360	0.000%, 1/01/37 – FGIC Insured	No Opt. Call	AA–	5,096,893
1,000	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2007A, 5.000%,	No Opt. Call	BBB+	1,013,340
	1/01/27 – AMBAC Insured
2,500	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2014A, 5.250%, 1/01/33	1/24 at 100.00	BBB+	2,596,325
4,220	Chicago, Illinois, General Obligation Bonds, Project and Refunding Series 2009C,	No Opt. Call	BBB+	4,259,457
	5.000%, 1/01/34
1,000	Chicago, Illinois, General Obligation Bonds, Project Series 2011A, 5.250%, 1/01/35	No Opt. Call	BBB+	1,029,740
10,200	Chicago, Illinois, General Obligation Bonds, Project Series 2012A, 5.000%, 1/01/33	No Opt. Call	BBB+	10,403,286
2,605	Chicago, Illinois, General Obligation Bonds, Refunding Series 2016C, 5.000%, 1/01/38	1/26 at 100.00	BBB+	2,649,936
7,750	Chicago, Illinois, General Obligation Bonds, Series 2004A, 5.000%, 1/01/34 – AGM Insured	10/16 at 100.00	AA	7,776,583
3,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2008C,	1/25 at 100.00	AA	3,443,550
	5.000%, 1/01/39
9,940	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City	12/23 at 100.00	AA	11,410,027
	Colleges, Series 2013, 5.250%, 12/01/43
3,500	Cook County Township High School District 225 Northfield, Illinois, General Obligation Bonds,	12/16 at 72.44	AAA	2,527,000
	Series 2007B, 0.000%, 12/01/23
6,160	De Witt, Ford, Livingston, Logan, Mc Lean and Tazewell Community College District 540,	12/17 at 100.00	Aa2	6,189,322
	Illinois, General Obligation Bonds, Series 2007, 3.000%, 12/01/26 – AGM Insured
	DeKalb, Kane, LaSalle, Lee, Ogle, Winnebago and Boone Counties Community College District 523,
	Illinois, General Obligation Bonds, Kishwaukee Community College, Series 2011B:
2,500	0.000%, 2/01/33	2/21 at 100.00	AA	1,006,775
2,000	0.000%, 2/01/34	2/21 at 100.00	AA	747,200
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History,
	Series 2002:
3,400	5.500%, 11/01/36	11/23 at 100.00	A2	3,904,968
2,500	4.450%, 11/01/36	11/25 at 102.00	A2	2,727,050
3,295	Illinois Educational Facilities Authority, Revenue Bonds, Robert Morris College, Series 2000,	12/16 at 100.00	A3	3,337,341
	5.800%, 6/01/30 – NPFG Insured
595	Illinois Finance Authority, Charter School Revenue Bonds, Chicago Charter School Foundation,	12/16 at 100.00	BBB	598,237
	Series 2007, 5.000%, 12/01/36
	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont
	School Project, Series 2015A:
1,700	5.750%, 12/01/35	12/25 at 100.00	N/R	1,753,363
115	6.000%, 12/01/45	12/25 at 100.00	N/R	119,078
6,500	Illinois Finance Authority, Recovery Zone Facility Revenue Bonds, Navistar International	10/20 at 100.00	Caa1	6,535,945
	Corporation Project, Series 2010, 6.500%, 10/15/40
5,750	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BBB	6,370,310
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
1,485	5.000%, 9/01/34	9/24 at 100.00	BBB	1,710,111
18,275	5.000%, 9/01/42	9/24 at 100.00	BBB	20,945,891
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008A, 5.250%,	8/18 at 100.00	AA	2,144,560
	8/15/47 – AGC Insured (UB)
1,340	Illinois Finance Authority, Revenue Bonds, Edward Health Services Corporation, Series 2008A,	2/18 at 100.00	A	1,420,119
	5.500%, 2/01/40 – AMBAC Insured
2,500	Illinois Finance Authority, Revenue Bonds, Elmhurst Memorial Healthcare, Series 2008A,	1/18 at 100.00	Baa2	2,649,100
	5.625%, 1/01/37
1,230	Illinois Finance Authority, Revenue Bonds, Illinois Wesleyan University, Refunding Series	9/26 at 100.00	A–	1,431,105
	2016, 5.000%, 9/01/46
1,725	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 4.250%, 5/15/43	5/22 at 100.00	Baa1	1,792,706
4,300	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	AA–	4,744,018
15,805	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016,	6/26 at 100.00	A3	18,546,377
	5.000%, 12/01/46
1,630	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial HealthCare, Series 2013,	8/22 at 100.00	AA+	1,872,055
	5.000%, 8/15/37
40,925	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 4.000%,	2/27 at 100.00	BBB	41,116,938
	2/15/41 (WI/DD, Settling 8/16/16)
2,500	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A, 7.750%, 8/15/34	8/19 at 100.00	BBB	3,002,650
1,435	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A,	7/23 at 100.00	A–	1,764,175
	6.000%, 7/01/43
5,000	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care System, Series 1999B,	5/18 at 100.00	AA	5,346,450
	5.000%, 5/15/24 – AGM Insured
2,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group,	5/25 at 100.00	A+	2,165,580
	Series 2015A, 4.000%, 11/15/39
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers,
	Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	653,201
6,140	5.000%, 8/15/44	8/25 at 100.00	Baa1	7,103,734
5,725	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series	8/19 at 100.00	N/R (4)	6,802,388
	2009, 7.000%, 8/15/44 (Pre-refunded 8/15/19)
8,960	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%,	8/21 at 100.00	AA	10,800,474
	8/15/41 – AGM Insured
1,150	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	1,320,235
	2011C, 5.500%, 8/15/41
4,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series	2/21 at 100.00	AA–	5,166,135
	2011C, 5.500%, 8/15/41 (UB) (5)
19,975	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A,	10/21 at 100.00	AA+	22,639,665
	5.000%, 10/01/51
20,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2015A, 5.000%,	10/25 at 100.00	AA+	23,672,200
	10/01/46 (UB) (5)
4,065	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	5/17 at 100.00	BBB+	4,130,487
	Refunding Series 2007A, 5.250%, 5/01/34
3,500	Illinois Municipal Electric Agency, Power Supply System Revenue Bonds, Series 2007A, 5.000%,	2/17 at 100.00	AA– (4)	3,580,045
	2/01/35 (Pre-refunded 2/01/17) – FGIC Insured
3,665	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%,	6/24 at 100.00	AA	4,259,170
	6/15/31 – AGM Insured
	Illinois State, General Obligation Bonds, February Series 2014:
3,200	5.250%, 2/01/32	2/24 at 100.00	BBB+	3,560,128
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB+	2,223,700
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB+	1,745,683
7,000	5.000%, 2/01/39	2/24 at 100.00	BBB+	7,567,770
6,000	Illinois State, General Obligation Bonds, June Series 2016, 4.000%, 6/01/36	6/26 at 100.00	BBB+	5,967,180
	Illinois State, General Obligation Bonds, May Series 2014:
510	5.000%, 5/01/36	5/24 at 100.00	BBB+	553,600
2,245	5.000%, 5/01/39	5/24 at 100.00	BBB+	2,432,211
	Illinois State, General Obligation Bonds, Refunding Series 2012:
3,795	5.000%, 8/01/21	No Opt. Call	BBB+	4,228,996
1,725	5.000%, 8/01/22	No Opt. Call	BBB+	1,941,902
3,425	5.000%, 8/01/23	No Opt. Call	BBB+	3,893,746
1,095	5.000%, 8/01/25	8/22 at 100.00	BBB+	1,210,106
4,035	Illinois State, General Obligation Bonds, Series 2004A, 5.000%, 3/01/28	10/16 at 100.00	BBB+	4,053,359
2,335	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB+	2,604,622
5,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A,	1/23 at 100.00	AA–	5,824,350
	5.000%, 1/01/35
18,920	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A,	7/25 at 100.00	AA–	22,765,301
	5.000%, 1/01/40
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AA–	2,290,269
	2015-XF0051, 16.421%, 1/01/21 (IF)
7,400	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A,	1/21 at 100.00	A2	8,392,784
	5.250%, 1/01/37 – AGM Insured
17,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	6/22 at 100.00	BBB	18,998,525
	Refunding Series 2012B, 5.000%, 6/15/52
540	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,	12/25 at 100.00	BBB	609,757
	Refunding Series 2015B, 5.000%, 6/15/52
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds,
	Series 2015A:
2,890	0.000%, 12/15/52	No Opt. Call	BBB+	591,641
5,185	5.000%, 6/15/53	12/25 at 100.00	BBB	5,854,591
15,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project	6/20 at 100.00	BBB	16,214,100
	Refunding Bonds, Series 2010A, 5.500%, 6/15/50
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Capital Appreciation Refunding Series 2010B-1:
25,000	0.000%, 6/15/44 – AGM Insured	No Opt. Call	AA	8,390,250
43,200	0.000%, 6/15/45 – AGM Insured	No Opt. Call	AA	13,902,192
10,000	0.000%, 6/15/46 – AGM Insured	No Opt. Call	AA	3,085,100
41,150	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	6/20 at 100.00	BBB	43,552,337
	Project, Refunding Series 2010B-2, 5.000%, 6/15/50
8,750	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	No Opt. Call	AA–	5,861,100
	Project, Series 1994B, 0.000%, 6/15/28 – NPFG Insured
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
18,000	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	AA–	14,000,940
20,045	0.000%, 12/15/35 – AGM Insured	No Opt. Call	AA	9,748,284
733	Montgomery, Illinois, Lakewood Creek Project Special Assessment Bonds, Series 2007, 4.700%,	10/16 at 100.00	AA	734,180
	3/01/30 – RAAI Insured
1,846	Plano, Illinois, Special Tax Bonds, Special Service Area 1 & 2 Lakewood Springs Project,	3/24 at 100.00	AA	2,115,091
	Refunding Series 2014, 5.000%, 3/01/34 – AGM Insured
2,600	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties,	No Opt. Call	AA	3,685,812
	Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured
3,900	Rosemont Village, Illinois, General Obligation Bonds, Corporate Purpose Series 2011A, 5.600%,	12/20 at 100.00	AA	4,381,416
	12/01/35 – AGM Insured
7,025	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group,	11/23 at 100.00	AA	9,837,108
	Inc., Series 2013, 7.625%, 11/01/48
4,000	Southwestern Illinois Development Authority, School Revenue Bonds, Triad School District 2,	No Opt. Call	AA–	3,003,720
	Madison County, Illinois, Series 2006, 0.000%, 10/01/25 – NPFG Insured
12,125	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015, 5.000%, 3/01/40 –	3/25 at 100.00	AA	14,331,265
	AGM Insured
2,550	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA–	2,205,980
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured
780	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation	No Opt. Call	AA– (4)	714,581
	Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured (ETM)
6,390	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Capital	No Opt. Call	Aa3	5,194,367
	Appreciation School Series 2004D, 0.000%, 11/01/24 – AGM Insured
	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General
	Obligation Bonds, Series 2011:
930	7.000%, 12/01/21 – AGM Insured	12/20 at 100.00	AA	1,139,734
1,035	7.000%, 12/01/22 – AGM Insured	12/20 at 100.00	AA	1,254,492
1,155	7.000%, 12/01/23 – AGM Insured	12/20 at 100.00	AA	1,397,920
1,065	7.000%, 12/01/26 – AGM Insured	12/20 at 100.00	AA	1,279,150
2,085	7.250%, 12/01/29 – AGM Insured	12/20 at 100.00	AA	2,535,402
2,295	7.250%, 12/01/30 – AGM Insured	12/20 at 100.00	AA	2,812,201
721,754	Total Illinois			673,263,589
	Indiana – 4.6% (3.0% of Total Investments)
2,640	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point	No Opt. Call	AA+	2,303,321
	Community School Corporation, Series 2000, 0.000%, 1/15/24 – NPFG Insured
2,005	Decatur Township-Marion County Multi-School Building Corporation, Indiana, First Mortgage	1/17 at 100.00	AA+	2,046,644
	Bonds, Series 2006A, 5.000%, 7/15/26 (Pre-refunded 1/15/17) – AGM Insured
12,040	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University	10/24 at 100.00	A2	13,991,082
	Project, Series 2014, 5.000%, 10/01/44
365	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	6/20 at 100.00	B	360,000
	Corporation Project, Refunding Series 2010, 6.000%, 12/01/26
125	Indiana Finance Authority, Environmental Improvement Revenue Bonds, United States Steel	No Opt. Call	B	125,205
	Corporation Project, Refunding Series 2011, 6.000%, 12/01/19
15,000	Indiana Finance Authority, Health System Revenue Bonds, Franciscan Alliance, Inc Obligated	11/25 at 100.00	AA	15,795,300
	Group, Series 2016A, 4.000%, 11/01/51
10,190	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series	5/23 at 100.00	A	11,685,586
	2012A, 5.000%, 5/01/42
4,500	Indiana Finance Authority, Midwestern Disaster Relief Revenue Bonds, Ohio Valley Electric	6/22 at 100.00	BBB–	4,799,565
	Corporation Project, Series 2012A, 5.000%, 6/01/39 – AGM Insured
5,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B.,	12/20 at 100.00	AA	5,646,950
	5.000%, 12/01/37
13,880	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/21 at 100.00	AA–	16,138,415
	2011B, 5.000%, 10/01/41
17,970	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series	10/24 at 100.00	AA	21,417,904
	2014A, 5.000%, 10/01/44
2,250	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Sisters of Saint	5/18 at 100.00	Aa3 (4)	2,434,410
	Francis Health Services Inc, Series 2006E, 5.250%, 5/15/41 (Pre-refunded 5/01/18) – AGM Insured
17,920	Indiana Municipal Power Agency, Power Supply Revenue Bonds, Series 2007A, 5.000%, 1/01/42	1/17 at 100.00	AA– (4)	18,256,179
	(Pre-refunded 1/01/17) – NPFG Insured
5,000	Indianapolis Local Public Improvement Bond Bank Bonds, Indiana, PILOT Infrastructure Project	1/20 at 100.00	AA	5,622,600
	Revenue Bonds, Series 2010F, 5.000%, 1/01/35 – AGM Insured
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
10,000	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	AA	8,166,100
20,000	0.000%, 2/01/28 – AMBAC Insured	No Opt. Call	AA	15,268,400
14,615	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A,	1/19 at 100.00	AA	16,341,908
	5.500%, 1/01/38 – AGC Insured
1,500	Vigo County Hospital Authority, Indiana, Revenue Bonds, Union Hospital, Series 2007,	9/17 at 100.00	N/R	1,542,015
	5.800%, 9/01/47
155,000	Total Indiana			161,941,584
	Iowa – 2.8% (1.8% of Total Investments)
10,000	Iowa Finance Authority, Health Facilities Revenue Bonds, UnityPoint Health Project, Series	2/23 at 100.00	Aa3	11,676,900
	2013A, 5.250%, 2/15/44
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company
	Project, Series 2013:
39,570	5.000%, 12/01/19	No Opt. Call	B+	41,159,923
7,685	5.250%, 12/01/25	12/23 at 100.00	B+	8,315,708
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
6,285	5.375%, 6/01/38	10/16 at 100.00	B+	6,285,440
2,185	5.500%, 6/01/42	10/16 at 100.00	B+	2,185,131
21,325	5.625%, 6/01/46	10/16 at 100.00	B+	21,381,085
8,400	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	B+	8,470,392
	5.600%, 6/01/34
95,450	Total Iowa			99,474,579
	Kansas – 0.7% (0.5% of Total Investments)
1,240	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	AA–	1,377,218
	Services Corporation, Series 2010A, 5.000%, 1/01/40
8,140	Kansas Development Finance Authority, Revenue Bonds, Sisters of Charity of Leavenworth Health	1/20 at 100.00	N/R (4)	9,311,102
	Services Corporation, Series 2010A, 5.000%, 1/01/40 (Pre-refunded 1/01/20)
	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Bonds,
	Vacation Village Project Area 1 and 2A, Series 2015:
5,500	5.000%, 9/01/27	9/25 at 100.00	N/R	5,722,530
5,435	5.750%, 9/01/32	9/25 at 100.00	N/R	5,662,129
2,595	6.000%, 9/01/35	9/25 at 100.00	N/R	2,699,060
10	Wyandotte County-Kansas City Unified Government, Kansas, Sales Tax Special Obligation Capital	No Opt. Call	A–	7,640
	Appreciation Revenue Bonds Redevelopment Project Area B – Major Multi-Sport Athletic
	Complex Project, Subordinate Lien Series 2010B, 0.000%, 6/01/21
22,920	Total Kansas			24,779,679
	Kentucky – 2.2% (1.4% of Total Investments)
6,675	Kentucky Bond Development Corporation, Tax Increment Revenue Bonds, Summit Lexington Project,	No Opt. Call	N/R	6,753,031
	Series 2016A, 4.400%, 10/01/24
5,240	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	5,994,979
	Medical Health System, Series 2010A, 6.000%, 6/01/30
6,015	Kentucky Economic Development Finance Authority, Hospital Facilities Revenue Bonds, Owensboro	6/20 at 100.00	BBB+	6,952,438
	Medical Health System, Series 2010B, 6.375%, 3/01/40
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds,	6/18 at 100.00	AA	1,077,170
	Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 – AGC Insured
	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky
	Information Highway Project, Senior Series 2015A:
4,345	5.000%, 7/01/37	7/25 at 100.00	BBB+	5,063,706
7,370	5.000%, 7/01/40	7/25 at 100.00	BBB+	8,576,469
10,245	5.000%, 1/01/45	7/25 at 100.00	BBB+	11,869,755
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,360	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	3,893,698
7,510	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	6,728,284
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds,
	Downtown Crossing Project, Series 2013A:
2,390	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,852,369
480	6.000%, 7/01/53	7/23 at 100.00	Baa3	581,731
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
715	5.250%, 2/01/20 – AGC Insured	2/19 at 100.00	AA	796,102
1,135	5.250%, 2/01/24 – AGC Insured	2/19 at 100.00	AA	1,258,363
	Kentucky State Property and Buildings Commission, Revenue Bonds, Project 93, Refunding
	Series 2009:
5,560	5.250%, 2/01/20 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (4)	6,197,287
8,865	5.250%, 2/01/24 (Pre-refunded 2/01/19) – AGC Insured	2/19 at 100.00	AA (4)	9,881,106
71,905	Total Kentucky			78,476,488
	Louisiana – 1.5% (0.9% of Total Investments)
3,175	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing	7/23 at 100.00	N/R	3,587,877
	(US) LLC Project, Series 2013, 6.000%, 7/01/36
4,330	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical	1/21 at 100.00	AA (4)	5,277,880
	Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities	10/20 at 100.00	AA	5,765,800
	Inc. Housing & Parking Project, Series 2010, 5.500%, 10/01/41 – AGM Insured
1,455	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	7/25 at 100.00	A+	1,725,717
	Lady Health System, Refunding Series 2015A, 5.000%, 7/01/39
10,000	Louisiana Public Facilities Authority, Hospital Revenue Bonds, Franciscan Missionaries of Our	No Opt. Call	AA	11,983,600
	Lady Health System, Series 1998A, 5.750%, 7/01/25 – AGM Insured (UB)
6,520	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	A–	6,731,378
	Series 2007A, 5.500%, 5/15/47
2,480	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,	5/17 at 100.00	N/R (4)	2,578,878
	Series 2007A, 5.500%, 5/15/47 (Pre-refunded 5/15/17)
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project,
	Series 2015:
1,000	4.250%, 5/15/40	5/25 at 100.00	A–	1,097,170
6,970	5.000%, 5/15/47	5/25 at 100.00	A–	8,217,282
1,000	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014,	6/24 at 100.00	A	1,101,390
	4.250%, 6/01/34
3,155	St John Baptist Parish, Louisiana, Revenue Bonds, Marathon Oil Corporation, Series 2007A,	6/17 at 100.00	BBB	3,227,281
	5.125%, 6/01/37
45,085	Total Louisiana			51,294,253
	Maine – 1.0% (0.7% of Total Investments)
1,015	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical	7/23 at 100.00	BBB	1,140,677
	Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical
	Center Obligated Group Issue, Series 2016A:
6,000	5.000%, 7/01/41	7/26 at 100.00	BBB	6,964,380
5,280	4.000%, 7/01/41	7/26 at 100.00	BBB	5,497,325
1,635	5.000%, 7/01/46	7/26 at 100.00	BBB	1,891,744
5,565	4.000%, 7/01/46	7/26 at 100.00	BBB	5,770,404
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical	7/21 at 100.00	BBB–	1,203,038
	Center, Series 2011, 6.750%, 7/01/41
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Mainehealth Issue,
	Series 2015:
10,000	5.000%, 7/01/39	No Opt. Call	A+	11,657,500
1,790	4.000%, 7/01/44	No Opt. Call	A+	1,908,194
32,335	Total Maine			36,033,262
	Maryland – 0.9% (0.6% of Total Investments)
5,345	Baltimore, Maryland, Senior Lien Convention Center Hotel Revenue Bonds, Series 2006A, 5.250%,	9/16 at 100.00	Ba1	5,361,676
	9/01/28 – SYNCORA GTY Insured
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Adventist	1/22 at 100.00	Baa2	3,075,650
	Healthcare, Series 2011A, 6.000%, 1/01/26
10,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, LifeBridge Health	7/25 at 100.00	A+	11,924,800
	System, Series 2015, 5.000%, 7/01/47
2,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional	7/24 at 100.00	A	2,941,700
	Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/45
3,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of	7/22 at 100.00	A2	3,434,400
	Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43
	Prince George’s County Revenue Authority, Maryland, Special Obligation Bonds, Suitland-Naylor
	Road Project, Series 2016:
2,000	4.750%, 7/01/36	1/26 at 100.00	N/R	2,096,200
2,300	5.000%, 7/01/46	1/26 at 100.00	N/R	2,422,061
27,645	Total Maryland			31,256,487
	Massachusetts – 3.2% (2.1% of Total Investments)
9,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	AA+	10,799,315
	Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35
3,125	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds,	1/20 at 100.00	A+	3,507,406
	Refunding Senior Lien Series 2010B, 5.000%, 1/01/37
	Massachusetts Development Finance Agency Revenue Bonds, Lawrence General Hospital Issue,
	Series 2014A:
2,245	5.250%, 7/01/34	7/24 at 100.00	BBB–	2,547,110
6,195	5.500%, 7/01/44	7/24 at 100.00	BBB–	7,107,895
14,555	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta	11/17 at 100.00	BB+	14,855,561
	Energy Project, Series 2012B, 4.875%, 11/01/42
1,270	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green	No Opt. Call	BBB	1,479,944
	Bonds, Series 2015D, 5.000%, 7/01/44
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
3,200	5.000%, 1/01/45	1/25 at 100.00	BBB+	3,696,320
4,020	4.500%, 1/01/45	1/25 at 100.00	BBB+	4,449,979
	Massachusetts Development Finance Agency, Revenue Bonds, Emmanuel College, Series 2016A:
2,055	5.000%, 10/01/43	10/26 at 100.00	Baa2	2,410,967
6,500	4.000%, 10/01/46	10/26 at 100.00	Baa2	6,849,960
6,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation,	No Opt. Call	A+	8,838,600
	Series 2002A, 5.750%, 1/01/42 – AMBAC Insured
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A– (4)	543,525
	Series 2008E-1 &2, 5.125%, 7/01/38 (Pre-refunded 7/01/18)
5,330	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Harvard University,	12/19 at 100.00	AAA	7,623,979
	Tender Option Bond Trust 2016-XL0017, 12.730%, 12/15/34 (IF) (5)
1,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye	7/20 at 100.00	BBB–	1,126,490
	and Ear Infirmary, Series 2010C, 5.375%, 7/01/35
7,405	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	10,917,710
	Institute of Technology, Series 2002K, 5.500%, 7/01/32 (UB) (5)
3,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts	No Opt. Call	AAA	3,751,775
	Institute of Technology, Tender Option Bond Trust 2016-XG0029, 12.743%, 3/10/17 (IF)
2,300	Massachusetts Health and Educational Facilities Authority, Revenue Refunding Bonds, Suffolk	7/19 at 100.00	BBB	2,566,179
	University Issue, Series 2009A, 5.750%, 7/01/39
4,560	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series	5/23 at 100.00	AA+	5,434,517
	2013A, 5.000%, 5/15/43
400	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Series 2007A,	8/17 at 100.00	Aa2 (4)	418,608
	5.000%, 8/15/37 (Pre-refunded 8/15/17) – AMBAC Insured
425	Massachusetts Water Pollution Abatement Trust, Revenue Bonds, MWRA Loan Program,	10/16 at 100.00	AAA	426,819
	Subordinate Series 1999A, 5.750%, 8/01/29
13,095	Massachusetts Water Resources Authority, General Revenue Bonds, Series 2007A, 4.500%,	2/17 at 100.00	AA+ (4)	13,361,483
	8/01/46 (Pre-refunded 2/01/17) – AGM Insured
1,245	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding	11/20 at 100.00	AA	1,441,934
	Series 2010B, 5.000%, 11/15/30 – AGC Insured
98,260	Total Massachusetts			114,156,076
	Michigan – 3.9% (2.5% of Total Investments)
5,490	Detroit City School District, Wayne County, Michigan, General Obligation Bonds, Series 2001A,	No Opt. Call	Aa1	7,075,951
	6.000%, 5/01/29 – AGM Insured (UB)
2,985	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds,	7/22 at 100.00	A–	3,425,347
	Refunding Senior Lien Series 2012A, 5.250%, 7/01/39
930	Detroit, Michigan, General Obligation Bonds, Series 2001A-1, 5.375%, 4/01/18 – NPFG Insured	9/16 at 100.00	A3 (4)	933,506
	(Pre-refunded 9/14/16)
2,150	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%,	7/18 at 100.00	AA+	2,305,531
	7/01/36 – BHAC Insured
2,050	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%,	7/18 at 100.00	AA+	2,217,301
	7/01/31 – BHAC Insured
3,920	Detroit, Michigan, Water Supply System Senior Lien Revenue Refunding Bonds, Series 2003D,	10/16 at 100.00	AA–	3,933,838
	5.000%, 7/01/28 – NPFG Insured
1,500	Grand Traverse County Hospital Financial Authority, Michigan, Revenue Bonds, Munson	No Opt. Call	AA–	1,746,690
	Healthcare, Series 2014A, 5.000%, 7/01/47
2,000	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson	5/20 at 100.00	A2	2,253,100
	Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured
1,825	Marysville Public School District, Saint Clair County, Michigan, General Obligation Bonds,	5/17 at 100.00	Aa1 (4)	1,887,196
	School Building & Site Series 2007, 5.000%, 5/01/28 (Pre-refunded 5/01/17) – AGM Insured
5,070	Michigan Finance Authority, Detroit, Michigan, Local Government Loan Program, Unlimited Tax	9/16 at 100.00	AA– (4)	5,089,114
	General Obligation Bonds, Series 2014G-2A, 5.375%, 4/01/18 – NPFG Insured
	(Pre-refunded 9/14/16)
	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Refunding
	Series 2015:
4,495	4.000%, 11/15/35	5/25 at 100.00	A+	4,863,545
2,550	4.000%, 11/15/36	5/25 at 100.00	A+	2,754,969
3,220	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	AA–	3,758,287
	5.000%, 12/01/39
10	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011,	12/21 at 100.00	N/R (4)	12,131
	5.000%, 12/01/39 (Pre-refunded 12/01/21)
10,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Series 2016, 5.000%,	6/26 at 100.00	AA	12,100,300
	12/01/45 (UB) (5)
1,640	Michigan Finance Authority, Unemployment Obligation Assessment Revenue Bonds, Series 2012B,	10/16 at 100.00	AAA	1,674,686
	5.000%, 7/01/22
3,770	Michigan Housing Development Authority, Rental Housing Revenue Bonds, Series 2012D,	4/22 at 100.00	AA	3,924,834
	3.650%, 10/01/32
4,000	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	A2	4,416,440
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding
	Series 2011-II-A:
2,750	5.375%, 10/15/36	10/21 at 100.00	Aa2	3,218,325
8,260	5.375%, 10/15/41	10/21 at 100.00	Aa2	9,666,678
9,375	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I,	10/25 at 100.00	Aa2	11,710,875
	5.000%, 4/15/29
	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System,
	Refunding Series 2009:
5,500	5.625%, 11/15/29	11/19 at 100.00	A–	6,307,785
10,585	5.750%, 11/15/39	11/19 at 100.00	A–	12,091,563
1,225	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	AA	1,243,044
	2006A, 5.000%, 12/01/31
275	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	12/16 at 100.00	Aa2 (4)	279,208
	2006A, 5.000%, 12/01/31 (Pre-refunded 12/01/16)
13,855	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series	6/22 at 100.00	AA	15,597,128
	2009C, 5.000%, 12/01/48
3,050	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds,	6/18 at 100.00	B2	3,148,851
	Series 2008A, 6.875%, 6/01/42
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	Aaa	1,333,253
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County
	Airport, Series 2015D:
4,050	5.000%, 12/01/40	12/25 at 100.00	A	4,795,889
3,600	5.000%, 12/01/45	12/25 at 100.00	A	4,246,740
121,280	Total Michigan			138,012,105
	Minnesota – 0.8% (0.5% of Total Investments)
2,000	Brooklyn Park, Minnesota, Charter School Lease Revenue Bonds, Prairie Seeds Academy Project,	3/25 at 100.00	BBB–	2,171,360
	Refunding Series 2015A, 5.000%, 3/01/34
1,720	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series	7/25 at 100.00	BB+	1,884,896
	2015A, 5.500%, 7/01/50
2,500	Housing and Redevelopment Authority of the City of Saint Paul, Minnesota, Health Care	7/25 at 100.00	A	2,771,800
	Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, Series 2015A,
	4.000%, 7/01/35
4,250	Maple Grove, Minnesota, Health Care Facilities Revenue Bonds, Maple Grove Hospital	5/17 at 100.00	Baa1	4,364,623
	Corporation, Series 2007, 5.250%, 5/01/37
1,410	Minneapolis, Minnesota, Charter School Lease Revenue Bonds, Hiawatha Academies Project,	7/24 at 102.00	N/R	1,455,473
	Series 2016A, 5.000%, 7/01/47
4,625	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA	5,178,150
	2008B, 6.500%, 11/15/38 – AGC Insured
840	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Health Services, Series	11/18 at 100.00	AA (4)	952,602
	2008B, 6.500%, 11/15/38 (Pre-refunded 11/15/18) – AGC Insured
1,000	Minneapolis-Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Revenue	8/20 at 100.00	AA	1,104,980
	Bonds, Children’s Health Care, Series 2004A-1 Remarketed, 4.625%, 8/15/29 – AGM Insured
	Saint Cloud, Minnesota, Charter School Lease Revenue Bonds, Stride Academy Project,
	Series 2016A:
405	5.000%, 4/01/36	4/26 at 100.00	BB–	423,302
605	5.000%, 4/01/46	4/26 at 100.00	BB–	619,792
235	Saint Paul Housing and Redevelopment Authority, Minnesota, Multifamily Housing Revenue Bonds,	4/23 at 100.00	N/R	244,687
	2700 University at Westgate Station, Series 2015B, 4.250%, 4/01/25
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast
	Inc., Series 2015A:
900	5.250%, 11/15/35	11/20 at 100.00	BBB–	1,010,097
2,785	5.000%, 11/15/40	11/25 at 100.00	BBB–	3,309,583
3,190	5.000%, 11/15/44	11/25 at 100.00	BBB–	3,782,224
26,465	Total Minnesota			29,273,569
	Mississippi – 0.2% (0.1% of Total Investments)
5,445	Mississippi Development Bank, Special Obligation Bonds, Gulfport Water and Sewer System	No Opt. Call	AA	6,570,863
	Project, Series 2005, 5.250%, 7/01/24 – AGM Insured
	Missouri – 1.9% (1.2% of Total Investments)
890	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales	10/18 at 100.00	AA+	969,673
	Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/28
2,820	Chesterfield Valley Transportation Development District, Missouri, Transportation Sales Tax	5/23 at 100.00	A–	2,956,883
	Revenue Bonds, Series 2015, 3.625%, 5/15/31
	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway
	Center Community Improvement District, Senior Refunding & Improvement Series 2016:
400	5.000%, 4/01/36	4/26 at 100.00	N/R	407,688
1,520	5.000%, 4/01/46	4/26 at 100.00	N/R	1,519,894
15,000	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series	No Opt. Call	AA–	10,952,250
	2004B-1, 0.000%, 4/15/28 – AMBAC Insured
	Liberty, Missouri, Special Obligation Tax Increment and Special Districts Bonds, Liberty
	Commons Project, Series 2015A:
1,575	5.750%, 6/01/35	6/25 at 100.00	N/R	1,641,701
1,055	6.000%, 6/01/46	6/25 at 100.00	N/R	1,102,971
2,460	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,	5/23 at 100.00	BBB+	2,815,618
	Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43
	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds,
	Saint Louis College of Pharmacy, Series 2015B:
1,410	5.000%, 5/01/40	11/23 at 100.00	BBB+	1,560,602
2,000	5.000%, 5/01/45	11/23 at 100.00	BBB+	2,204,120
6,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC	No Opt. Call	AA	7,276,980
	Health System, Series 2015A, 4.000%, 1/01/45
8,315	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	11/23 at 100.00	A2	9,602,994
	CoxHealth, Series 2013A, 5.000%, 11/15/48
2,250	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds,	2/22 at 100.00	A1	2,591,708
	Heartland Regional Medical Center, Series 2012, 5.000%, 2/15/43
1,010	Plaza at Noah’s Ark Community Improvement District, Saint Charles, Missouri, Tax Increment and	5/21 at 100.00	N/R	1,066,873
	Improvement District Revenue Bonds, Series 2015, 5.000%, 5/01/30
4,125	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Series	No Opt. Call	AA–	5,449,414
	2005, 5.500%, 7/01/29 – NPFG Insured
660	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/24 – NPFG Insured	12/16 at 100.00	AA–	669,682
1,710	Saint Louis, Missouri, Parking Revenue Bonds, Series 2006A, 4.500%, 12/15/24	12/16 at 100.00	AA– (4)	1,736,078
	(Pre-refunded 12/15/16)
15,350	Springfield Public Building Corporation, Missouri, Lease Revenue Bonds, Jordan Valley Park	No Opt. Call	N/R	9,418,453
	Projects, Series 2000A, 0.000%, 6/01/30 – AMBAC Insured
405	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village	9/23 at 100.00	A–	478,989
	of Sunset Hills, Series 2013A, 5.875%, 9/01/43
	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Saint Andrew’s
	Resources for Seniors, Series 2015A:
1,550	5.000%, 12/01/35	12/25 at 100.00	N/R	1,672,233
455	5.125%, 12/01/45	12/25 at 100.00	N/R	487,937
71,625	Total Missouri			66,582,741
	Montana – 0.1% (0.1% of Total Investments)
3,000	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefis Health System Obligated	1/21 at 100.00	AA	3,530,850
	Group, Series 2011A, 5.750%, 1/01/31 – AGM Insured
	Nebraska – 2.5% (1.6% of Total Investments)
4,405	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012,	9/22 at 100.00	A	5,034,034
	5.000%, 9/01/32
580	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Nebraska	11/25 at 100.00	A–	683,640
	Methodist Health System, Refunding Series 2015, 5.000%, 11/01/45
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska
	Methodist Health System, Refunding Series 2015:
2,090	4.125%, 11/01/36	11/25 at 100.00	A–	2,258,517
2,325	5.000%, 11/01/48	11/25 at 100.00	A–	2,733,293
4,010	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great	No Opt. Call	A–	4,518,268
	Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42
39,280	Lincoln, Nebraska, Electric System Revenue Bonds, Series 2007A, 4.500%, 9/01/37 – FGIC Insured	9/16 at 100.00	AA (4)	39,408,838
	(Pre-refunded 9/02/16) (UB) (5)
5,000	Municipal Energy Agency of Nebraska, Power Supply System Revenue and Refunding Bonds, Series	4/19 at 100.00	AA+	5,570,800
	2009A, 5.375%, 4/01/39 – BHAC Insured
27,000	Public Power Generation Agency, Nebraska, Whelan Energy Center Unit 2 Revenue Bonds, Series	1/17 at 100.00	A2 (4)	27,515,700
	2007A, 5.000%, 1/01/37 (Pre-refunded 1/01/17) – AMBAC Insured
84,690	Total Nebraska			87,723,090
	Nevada – 2.0% (1.3% of Total Investments)
5,350	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 –	7/19 at 100.00	AA	5,969,691
	AGM Insured
4,500	Clark County, Nevada, Motor Vehicle Fuel Tax Highway Revenue Bonds, Improvement & Refunding	7/19 at 100.00	AA–	5,046,210
	Series 2010B, 5.000%, 7/01/28
1,400	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	No Opt. Call	A+	1,456,952
	International Airport, Refunding Series 2010F-1, 5.000%, 7/01/17
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran
	International Airport, Series 2010A:
24,020	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	AA	27,022,020
14,515	5.250%, 7/01/42	1/20 at 100.00	A+	16,318,779
1,000	Las Vegas, Nevada, Sales Tax Increment Revenue Bonds, Symphony Park Tourism Improvement	6/21 at 100.00	N/R	1,001,040
	District, Series 2016, 4.375%, 6/15/35
2,280	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006,	10/16 at 100.00	AA–	2,284,537
	5.000%, 10/01/25 – NPFG Insured
10,000	Reno, Nevada, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2007A, 5.250%,	7/17 at 100.00	AA+	10,366,500
	7/01/31 – BHAC Insured (UB) (5)
1,100	Washoe County, Nevada, Highway Revenue, Motor Vehicle Fuel Tax Bonds, Series 2013,	2/19 at 100.00	A+	1,203,510
	5.000%, 2/01/38
64,165	Total Nevada			70,669,239
	New Hampshire – 0.2% (0.1% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group	10/19 at 100.00	Baa1	5,657,950
	Issue, Series 2009A, 6.125%, 10/01/39
500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Kendal at Hanover,	10/26 at 100.00	BBB+	596,520
	Series 2016, 5.000%, 10/01/40
5,500	Total New Hampshire			6,254,470
	New Jersey – 6.1% (3.9% of Total Investments)
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge,
	Series 2004A:
5,550	5.000%, 7/01/22 – NPFG Insured	10/16 at 100.00	AA–	5,620,041
5,550	5.000%, 7/01/23 – NPFG Insured	10/16 at 100.00	AA–	5,620,041
7,800	5.000%, 7/01/29 – NPFG Insured	10/16 at 100.00	AA–	7,835,880
	New Jersey Economic Development Authority, School Facilities Construction Bonds,
	Series 2005N-1:
6,835	5.500%, 9/01/24 – AMBAC Insured	No Opt. Call	A–	8,187,783
5,000	5.500%, 9/01/28 – NPFG Insured	No Opt. Call	AA–	6,327,200
5,125	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A–	5,830,610
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/23
11,975	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A–	13,610,785
	Bonds, Refunding Series 2015WW, 5.250%, 6/15/40
2,335	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A–	2,644,784
	Bonds, Series 2012K-K, 5.000%, 3/01/23
600	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	668,412
	University Hospital, Refunding Series 2011, 6.000%, 7/01/26
1,500	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	1,603,065
	University Hospital, Series 2007, 5.750%, 7/01/37
2,325	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A–	2,728,504
	Refunding Series 2014A, 5.000%, 7/01/44
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 37.38	A–	3,681,300
	Care System, Refunding Series 2006B, 0.000%, 7/01/36
610	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital	7/25 at 100.00	AA	719,245
	Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured
2,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	1,362,760
	Appreciation Series 2010A, 0.000%, 12/15/26
2,150	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	2,413,139
	2006A, 5.250%, 12/15/20
20,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	AA	10,603,600
	2006C, 0.000%, 12/15/33 – AGM Insured
3,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B,	No Opt. Call	A–	3,244,800
	5.000%, 6/15/42
10,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA,	6/23 at 100.00	A–	10,980,000
	5.000%, 6/15/44
10,040	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2014AA,	6/24 at 100.00	A–	11,149,018
	5.000%, 6/15/44
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
13,680	4.750%, 6/15/38	6/25 at 100.00	A–	14,865,919
5,245	5.250%, 6/15/41	6/25 at 100.00	A–	5,961,467
8,230	5.000%, 6/15/45	6/25 at 100.00	A–	9,144,847
33,200	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 –	No Opt. Call	AA	43,454,484
	AGM Insured
200	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057,	7/22 at 100.00	A+	336,016
	15.656%, 1/01/43 (IF) (5)
1,135	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	Aa3	1,339,697
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,070	4.500%, 6/01/23	6/17 at 100.00	Baa3	3,132,413
1,580	4.625%, 6/01/26	6/17 at 100.00	B+	1,596,953
19,150	5.000%, 6/01/29	6/17 at 100.00	B	19,357,203
8,495	4.750%, 6/01/34	6/17 at 100.00	B–	8,334,190
1,330	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	A2	1,719,344
	Series 2005, 5.250%, 1/01/26 – AGM Insured
207,710	Total New Jersey			214,073,500
	New Mexico – 0.4% (0.3% of Total Investments)
13,600	University of New Mexico, Revenue Bonds, System Improvement Subordinated Lien Series 2007A,	6/17 at 100.00	AA (4)	14,113,400
	5.000%, 6/01/36 (Pre-refunded 6/01/17) – AGM Insured
	New York – 6.1% (3.9% of Total Investments)
705	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds,	7/25 at 100.00	BBB+	764,121
	Catholic Health System, Inc. Project, Series 2015, 4.000%, 7/01/45
5,810	Build NYC Resource Corporation, Revenue Bonds, New York, Albert Einstein College of Medicine,	9/25 at 100.00	N/R	6,993,729
	Inc., Series 2015, 5.500%, 9/01/45
2,250	Dormitory Authority of the State of New York, Insured Revenue Bonds, Mount Sinai School of	No Opt. Call	AA–	2,759,580
	Medicine, Series 1994A, 5.150%, 7/01/24 – NPFG Insured
	Dormitory Authority of the State of New York, Revenue Bonds, Icahn School of Medicine at Mount
	Sinai, Series 2015A:
400	4.000%, 7/01/40	7/25 at 100.00	A–	443,152
4,070	5.000%, 7/01/45	7/25 at 100.00	A–	4,906,222
7,225	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Cornell	7/20 at 100.00	Aa1	8,311,279
	University, Series 2010A, 5.000%, 7/01/35
5,005	Dormitory Authority of the State of New York, Revenue Bonds, Non State Supported Debt, Vassar	7/17 at 100.00	AA–	5,200,796
	College, Series 2007, 5.000%, 7/01/46
	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center
	Obligated Group, Series 2015:
2,700	5.000%, 12/01/40	No Opt. Call	Ba1	3,060,369
5,600	5.000%, 12/01/45	No Opt. Call	Ba1	6,324,472
	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Tender
	Option Bond Trust 3518:
2,000	12.934%, 2/15/33 (IF)	2/19 at 100.00	AAA	2,632,100
1,335	12.923%, 2/15/33 (IF)	2/19 at 100.00	AAA	1,755,979
14,585	Dutchess County Local Development Corporation, New York, Revenue Bonds, Health Quest Systems,	7/26 at 100.00	A–	15,926,528
	Inc. Project, Series 2016B, 4.000%, 7/01/41
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012
	Series 2011A:
850	5.750%, 2/15/47	2/21 at 100.00	A	1,005,865
2,400	5.250%, 2/15/47	2/21 at 100.00	A	2,764,824
	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Series 2006A:
2,185	5.000%, 2/15/47 – FGIC Insured	2/17 at 100.00	A	2,234,621
10,955	4.500%, 2/15/47 – NPFG Insured	2/17 at 100.00	AA–	11,172,019
170	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2006A,	10/16 at 100.00	AA–	170,646
	5.000%, 12/01/25 – FGIC Insured
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
550	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	AA	603,730
390	5.000%, 9/01/44	9/24 at 100.00	A–	464,771
3,300	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2006F, 4.250%,	11/16 at 100.00	AA–	3,324,453
	5/01/33 – NPFG Insured
6,075	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%,	5/21 at 100.00	AA	7,004,050
	5/01/36 – AGM Insured
10,000	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A,	9/22 at 100.00	A–	11,761,800
	5.000%, 9/01/42
1,858	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA (4)	1,880,230
	4.500%, 11/15/32 – AGM Insured (Pre-refunded 11/15/16) (UB)
11,742	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2006B,	11/16 at 100.00	AA	11,872,822
	4.500%, 11/15/32 – AGM Insured (UB)
4,315	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue	2/21 at 100.00	AA	5,086,091
	Bonds, Unity Hospital of Rochester Project, Series 2010, 5.500%, 8/15/40
1,000	Nassau County Local Economic Assistance Corporation, New York, Revenue Bonds, Catholic Health	7/24 at 100.00	BBB+	1,186,940
	Services of Long Island Obligated Group Project, Series 2014, 5.000%, 7/01/31
1,665	Nassau County Tobacco Settlement Corporation, New York, Tobacco Settlement Asset-Backed Bonds,	10/16 at 100.00	B–	1,664,867
	Series 2006A-3, 5.000%, 6/01/35
4,050	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project	3/19 at 100.00	AA	4,685,891
	PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured
11,570	New York City Municipal Water Authority, Water and Sewer System Second General Resolution	6/25 at 100.00	AA+	14,117,251
	Revenue Bonds, Fiscal 2016, Series 2015BB-1, 5.000%, 6/15/46 (UB)
	New York City, New York, General Obligation Bonds, Fiscal Series 2002G:
10	5.000%, 8/01/17	10/16 at 100.00	AA	10,038
75	5.750%, 8/01/18	10/16 at 100.00	AA	75,332
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/26 –	10/16 at 100.00	AA	5,019
	FGIC Insured
30,265	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade	11/24 at 100.00	N/R	34,823,212
	Center Project, Class 1 Series 2014, 5.000%, 11/15/44
70	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project,	11/16 at 100.00	AA	70,229
	Series 1996A, 6.125%, 11/01/20 – AGM Insured
5,655	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital	7/22 at 100.00	N/R (4)	6,972,728
	Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC Project, Eighth Series 2010:
8,550	5.500%, 12/01/31	12/20 at 100.00	Baa1	9,887,733
3,155	6.000%, 12/01/36	12/20 at 100.00	Baa1	3,729,178
2,500	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding	5/25 at 100.00	AA–	3,027,925
	Series 2015A, 5.000%, 11/15/50
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding
	Subordinate Lien Series 2013A:
2,430	0.000%, 11/15/31	No Opt. Call	A+	1,632,984
1,435	0.000%, 11/15/32	No Opt. Call	A+	934,960
10,665	TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006, 5.125%, 6/01/42	10/16 at 100.00	B–	10,626,393
1,490	Westchester County Local Development Corporation, New York, Revenue Bonds, Westchester	11/25 at 100.00	BBB	1,752,255
	Medical Center Obligated Group Project, Series 2016, 5.000%, 11/01/46
191,065	Total New York			213,627,184
	North Carolina – 1.0% (0.7% of Total Investments)
3,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA	1/18 at 100.00	AA–	3,133,380
	Carolinas HealthCare System, Series 2008A, 5.000%, 1/15/47
1,255	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/19 at 100.00	Aa2 (4)	1,408,738
	Health System, Series 2009A, 5.000%, 6/01/39 (Pre-refunded 6/01/19)
10,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University	6/22 at 100.00	AA	11,699,300
	Health System, Series 2012A, 5.000%, 6/01/42
4,715	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health,	6/22 at 100.00	A+	5,441,534
	Refunding Series 2012A, 5.000%, 6/01/36
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed,
	Refunding Series 2012A:
5,000	5.000%, 10/01/27	10/22 at 100.00	A+	5,941,050
2,150	5.000%, 10/01/38	10/22 at 100.00	A+	2,513,866
1,495	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	N/R (4)	1,564,981
	Health System, Series 2007, 4.500%, 10/01/31 (Pre-refunded 10/01/17) (UB)
2,505	North Carolina Medical Care Commission, Health System Revenue Bonds, Mission St. Joseph’s	10/17 at 100.00	AA–	2,602,394
	Health System, Series 2007, 4.500%, 10/01/31 (UB)
540	Oak Island, North Carolina, Enterprise System Revenue Bonds, Series 2009, 6.000%, 6/01/34	6/19 at 100.00	AA (4)	621,815
	(Pre-refunded 6/01/19) – AGC Insured
830	University of North Carolina, Greensboro, General Revenue Bonds, Series 2014, 5.000%, 4/01/39	4/24 at 100.00	Aa3	987,410
31,490	Total North Carolina			35,914,468
	North Dakota – 0.5% (0.3% of Total Investments)
	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated
	Group, Series 2012:
7,000	5.000%, 12/01/29	12/21 at 100.00	A–	7,972,580
3,000	5.000%, 12/01/32	12/21 at 100.00	A–	3,378,150
2,245	5.000%, 12/01/35	12/21 at 100.00	A–	2,512,492
	Williston Parks and Recreation District, North Dakota, Sales Tax & Gross Revenue Bonds,
	Series 2012A:
600	3.000%, 3/01/18	No Opt. Call	BBB–	603,972
970	4.000%, 3/01/19	No Opt. Call	BBB–	1,006,288
1,085	5.000%, 3/01/21	No Opt. Call	BBB–	1,186,545
2,535	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC	9/23 at 100.00	N/R	1,520,873
	Project, Series 2013, 7.750%, 9/01/38 (8)
17,435	Total North Dakota			18,180,900
	Ohio – 8.2% (5.3% of Total Investments)
4,185	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds,	5/22 at 100.00	A1	4,718,295
	Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and
	Improvement Series 2012A:
1,930	5.000%, 5/01/33	5/22 at 100.00	AA–	2,246,674
2,540	4.000%, 5/01/33	5/22 at 100.00	AA–	2,733,091
3,405	5.000%, 5/01/42	5/22 at 100.00	AA–	3,915,682
9,405	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	N/R (4)	10,083,101
	2008A, 5.250%, 2/15/43 (Pre-refunded 2/15/18)
595	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Series	2/18 at 100.00	A1	632,604
	2008A, 5.250%, 2/15/43
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
17,305	5.375%, 6/01/24	6/17 at 100.00	B–	17,113,261
43,260	5.125%, 6/01/24	6/17 at 100.00	B–	42,727,469
12,720	5.875%, 6/01/30	6/17 at 100.00	B–	12,721,272
26,460	5.750%, 6/01/34	6/17 at 100.00	B–	26,340,930
2,715	6.000%, 6/01/42	6/17 at 100.00	B–	2,715,624
19,115	5.875%, 6/01/47	6/17 at 100.00	B–	19,105,060
10,000	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue	6/22 at 100.00	B–	10,216,800
	Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37
8,310	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds,	6/23 at 100.00	AA	9,806,797
	School Improvement Series 2014, 5.000%, 12/01/51
10,000	Columbus City School District, Franklin County, Ohio, General Obligation Bonds, Refunding	12/16 at 100.00	AA+	10,100,700
	Series 2006, 4.250%, 12/01/32 – AGM Insured
7,870	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project,	5/22 at 100.00	Aa2	8,995,410
	Improvement Series 2012A, 5.000%, 11/01/42
28,580	Hamilton County, Ohio, Sales Tax Bonds, Subordinate Lien, Series 2006A, 4.250%, 12/01/32 –	12/16 at 100.00	A1	28,756,053
	AMBAC Insured
6,425	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Series	1/23 at 100.00	AA	7,543,079
	2013A, 5.000%, 1/01/38 (UB) (5)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender
	Option Bond Trust 2016-XG0052:
1,250	16.211%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,120,100
2,000	16.211%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	3,392,160
625	16.211%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	1,060,050
1,725	16.211%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,925,738
1,750	16.202%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	2,967,458
390	16.096%, 1/01/38 (IF) (5)	1/23 at 100.00	AA	659,396
2,365	Lorain County Port Authority, Ohio, Recovery Zone Facility Economic Development Revenue Bonds,	12/20 at 100.00	B	2,346,837
	United State Steel Corporation Project, Series 2010, 6.750%, 12/01/40
2,885	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series	11/21 at 100.00	AA	3,535,077
	2011A, 6.000%, 11/15/41
	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding
	Series 2007:
4,380	5.250%, 12/01/27 – AGM Insured	No Opt. Call	A2	5,804,945
6,000	5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	8,045,700
12,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated	2/23 at 100.00	BB+	13,044,480
	Group Project, Series 2013, 5.000%, 2/15/48
4,975	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series	2/23 at 100.00	A+	5,771,199
	2013A-1, 5.000%, 2/15/48
1,240	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien	2/31 at 100.00	A+	1,249,920
	Convertible Series 2013A-3, 0.000%, 2/15/36 (7)
7,985	Scioto County, Ohio, Hospital Facilities Revenue Bonds, Southern Ohio Medical Center,	2/26 at 100.00	A2	8,230,379
	Refunding Series 2016, 3.500%, 2/15/38
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System
	Obligated Group Project, Refunding and Improvement Series 2012:
1,095	5.750%, 12/01/32	12/22 at 100.00	BB	1,263,510
870	6.000%, 12/01/42	12/22 at 100.00	BB	1,001,718
1,330	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities	3/25 at 100.00	N/R	1,399,120
	Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45
2,000	University of Akron, Ohio, General Receipts Bonds, Federally Taxable Build America Bonds,	1/20 at 100.00	AA	2,260,520
	Series 2010B, 5.000%, 1/01/29 – AGM Insured
269,685	Total Ohio			287,550,209
	Oklahoma – 1.2% (0.7% of Total Investments)
1,400	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue	8/21 at 100.00	N/R	1,695,302
	Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26
3,500	Grand River Dam Authority, Oklahoma, Revenue Bonds, Series 2010A, 5.250%, 6/01/40	6/20 at 100.00	A+	4,002,460
	Oklahoma City Water Utilities Trust, Oklahoma, Water and Sewer Revenue Bonds, Series 2011:
1,000	5.375%, 7/01/40	7/21 at 100.00	AAA	1,188,430
1,500	5.000%, 7/01/40	7/21 at 100.00	AAA	1,745,880
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical	8/18 at 100.00	AA– (4)	1,832,584
	Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
2,300	5.000%, 2/15/37	2/17 at 100.00	AA	2,349,312
5,840	5.000%, 2/15/42	2/17 at 100.00	AA	5,963,925
	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007:
75	5.000%, 2/15/37 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	76,831
200	5.000%, 2/15/42 (Pre-refunded 2/15/17)	2/17 at 100.00	N/R (4)	204,882
21,060	Oklahoma Municipal Power Authority, Power Supply System Revenue Bonds, Series 2007, 4.500%,	1/17 at 100.00	AA–	21,375,058
	1/01/47 – FGIC Insured
38,550	Total Oklahoma			40,434,664
	Oregon – 0.4% (0.2% of Total Investments)
	Multnomah County Hospital Facilities Authority, Oregon, Revenue Bonds, Mirabella South
	Waterfront, Refunding Series 2014A:
1,000	5.400%, 10/01/44	10/24 at 100.00	N/R	1,130,560
800	5.500%, 10/01/49	10/24 at 100.00	N/R	897,240
4,000	Oregon Department of Administrative Services, State Lottery Revenue Bonds, Series 2011A,	4/21 at 100.00	AAA	4,706,000
	5.250%, 4/01/31
3,000	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series	5/19 at 100.00	AAA	3,361,260
	2009A, 5.000%, 11/15/33 (Pre-refunded 5/15/19)
2,110	Oregon State Facilities Authority, Revenue Bonds, University of Portland Projects, Series	4/25 at 100.00	A–	2,295,216
	2015A, 4.000%, 4/01/40
10,910	Total Oregon			12,390,276
	Pennsylvania – 7.3% (4.8% of Total Investments)
	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement
	Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009:
170	6.750%, 11/01/24	11/19 at 100.00	B	167,345
195	6.875%, 5/01/30	11/19 at 100.00	B	192,654
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	2,263,780
	Pittsburgh Medical Center, Series 2009A, 5.625%, 8/15/39
10	Allegheny County Industrial Development Authority, Pennsylvania, Revenue Bonds, United States	No Opt. Call	B	10,064
	Steel Corporation, Series 2005, 5.500%, 11/01/16
3,330	Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds, Refunding Series 2010,	12/20 at 100.00	AA	3,825,171
	5.000%, 6/01/40 – AGM Insured
6,015	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	6,743,597
	Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/25 at 100.00	BBB+	1,191,720
	Ministries Project, Series 2015, 5.000%, 1/01/29
7,630	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A+	8,751,610
	System Project, Series 2012A, 5.000%, 6/01/42
8,750	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	AA	9,880,325
	5.000%, 1/01/40 – AGM Insured
3,255	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College, Series	5/26 at 100.00	BBB+	3,807,927
	2016OO2, 5.000%, 5/01/46
1,250	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis Homes Retirement	7/25 at 100.00	BBB–	1,427,050
	Community Project, Refunding Series 2015A, 5.000%, 7/01/45
1,500	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	1,770,615
	Series 2013A, 5.125%, 12/01/47
	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue
	Bonds, New Regional Medical Center Project, Series 2010:
7,970	5.250%, 8/01/33 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	9,373,916
5,295	5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	6,253,766
	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds,
	Albert Einstein Healthcare Network Issue, Series 2015A:
10,450	5.250%, 1/15/45	1/25 at 100.00	Baa2	11,997,645
1,150	5.250%, 1/15/46	1/25 at 100.00	Baa2	1,319,395
11,810	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	B+	12,717,362
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
4,675	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120,	10/25 at 100.00	AA+	4,703,003
	3.200%, 4/01/40
20,600	Pennsylvania Public School Building Authority, Lease Revenue Bonds, School District of	12/16 at 100.00	AA	20,855,028
	Philadelphia, Series 2006B, 4.500%, 6/01/32 – AGM Insured
3,705	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A1	4,390,166
	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1:
11,615	5.000%, 12/01/41	6/26 at 100.00	A1	13,909,311
34,115	5.000%, 12/01/46	6/26 at 100.00	A1	40,691,349
11,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%,	6/26 at 100.00	AA	14,805,890
	6/01/33 – AGM Insured
15,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1,	12/25 at 100.00	A–	17,520,300
	5.000%, 12/01/45
10,080	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital	7/22 at 100.00	BBB–	11,342,621
	Revenue Bonds, Temple University Health System Obligated Group, Series 2012A,
	5.625%, 7/01/42
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Series 2010A:
5,000	5.000%, 6/15/35 – AGM Insured	6/20 at 100.00	AA	5,648,700
17,850	5.000%, 6/15/40 – AGM Insured	6/20 at 100.00	AA	20,165,859
7,055	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Hotel Room	8/20 at 100.00	AA	7,995,502
	Excise Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/35 – AGC Insured
5,180	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax	8/20 at 100.00	AA	5,903,387
	Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured
	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A:
1,125	5.250%, 12/01/31 – AGM Insured	12/21 at 100.00	AA	1,323,585
1,000	5.500%, 12/01/35 – AGM Insured	12/21 at 100.00	AA	1,189,940
5,790	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	No Opt. Call	Baa3	5,943,030
	Series 2012B, 4.000%, 1/01/33
225,570	Total Pennsylvania			258,081,613
	Puerto Rico – 0.5% (0.3% of Total Investments)
590	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2004J, 5.000%,	10/16 at 100.00	AA–	590,059
	7/01/29 – NPFG Insured
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A:
50,000	0.000%, 8/01/47 – AMBAC Insured	No Opt. Call	Caa3	7,241,000
86,250	0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	Caa3	8,505,975
136,840	Total Puerto Rico			16,337,034
	Rhode Island – 1.2% (0.8% of Total Investments)
1,890	Providence Housing Development Corporation, Rhode Island, FHA-Insured Section 8 Assisted	1/17 at 100.00	AA–	1,896,917
	Mortgage Revenue Refunding Bonds, Barbara Jordan Apartments, Series 1994A, 6.750%,
	7/01/25 – NPFG Insured
	Rhode Island Commerce Corporation, Airport Revenue Bonds, Series 2016D:
2,740	5.000%, 7/01/41	7/26 at 100.00	BBB+	3,264,244
2,005	5.000%, 7/01/46	7/26 at 100.00	BBB+	2,377,148
1,000	Rhode Island Health and Educational Building Corporation, Revenue Bonds, Care New England	9/23 at 100.00	BBB	1,165,260
	Health System, Series 2013A, 6.000%, 9/01/33
305,000	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/17 at 12.63	CCC+	32,009,750
	Series 2007A, 0.000%, 6/01/52
312,635	Total Rhode Island			40,713,319
	South Carolina – 5.0% (3.3% of Total Investments)
29,300	Anderson County School District 5, South Carolina, General Obligation Bonds, Series 2008,	2/18 at 100.00	Aa1 (4)	31,374,733
	5.250%, 2/01/38 (Pre-refunded 2/01/18) – AGM Insured
1,950	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/16 at 100.00	AA (4)	1,980,225
	2006, 5.000%, 12/01/28 (Pre-refunded 12/01/16) – AGM Insured
7,600	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2,	No Opt. Call	A–	5,013,796
	0.000%, 1/01/31 – AMBAC Insured
4,050	Saint Peters Parish/Jasper County Public Facilities Corporation, South Carolina, Installment	4/21 at 100.00	AA	4,643,973
	Purchase Revenue Bonds, County Office Building Projects, Series 2011A, 5.250%, 4/01/44 –
	AGC Insured
1,250	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health,	8/21 at 100.00	AA	1,542,825
	Refunding Series 2011A, 6.500%, 8/01/39 – AGM Insured
15,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series	12/26 at 100.00	AA–	17,722,350
	2016B, 5.000%, 12/01/56
34,790	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	12/24 at 100.00	AA–	41,184,054
	2014C, 5.000%, 12/01/46 (UB)
20	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Series	1/19 at 100.00	AA– (4)	22,356
	2008A, 5.500%, 1/01/38 (Pre-refunded 1/01/19)
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding &
	Improvement Series 2015A:
5,000	5.000%, 12/01/50	6/25 at 100.00	AA–	5,838,800
6,000	5.000%, 12/01/55	6/25 at 100.00	AA–	7,021,920
5,000	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series	12/24 at 100.00	AA–	5,918,950
	2014C, 5.000%, 12/01/46
1,310	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A,	12/23 at 100.00	AA–	1,552,953
	5.125%, 12/01/43
10,195	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A,	6/24 at 100.00	AA–	12,292,519
	5.500%, 12/01/54
24,745	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2007A, 4.500%,	10/16 at 100.00	A1 (4)	24,917,720
	10/01/34 (Pre-refunded 10/01/16) – SYNCORA GTY Insured
3,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A,	10/19 at 100.00	A1	4,262,688
	5.250%, 10/01/40
10,250	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue	4/22 at 100.00	A+	11,785,040
	Refunding Bonds, Series 2012A, 5.000%, 4/15/32
160,260	Total South Carolina			177,074,902
	South Dakota – 0.3% (0.2% of Total Investments)
	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health,
	Series 2012A:
250	5.000%, 7/01/27	7/21 at 100.00	AA–	289,438
4,350	5.000%, 7/01/42	7/21 at 100.00	AA–	4,923,852
2,055	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/24 at 100.00	A+	2,418,386
	Series 2014B, 5.000%, 11/01/44
910	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health,	11/25 at 100.00	A+	1,081,590
	Series 2015, 5.000%, 11/01/45
7,565	Total South Dakota			8,713,266
	Tennessee – 0.7% (0.4% of Total Investments)
12,795	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds,	1/23 at 100.00	A–	14,710,795
	Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45
2,350	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger	10/24 at 100.00	BBB+	2,720,572
	Health System, Refunding Series 2014A, 5.000%, 10/01/39
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board,
	Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A:
4,895	5.000%, 7/01/40	7/26 at 100.00	A3	5,918,887
525	5.000%, 7/01/46	7/26 at 100.00	A3	631,759
20,565	Total Tennessee			23,982,013
	Texas – 13.0% (8.4% of Total Investments)
735	Arlington Higher Education Finance Corporation, Texas, Education Revenue Bonds, Wayside	8/21 at 100.00	BB+	748,972
	Schools, Series 2016A, 4.375%, 8/15/36
3,855	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	4,028,745
	Improvement District Phase 1 Project, Series 2015, 7.250%, 9/01/45
3,450	Aubrey, Denton County, Texas, Special Assessment Revenue Bonds, Jackson Ridge Public	3/23 at 103.00	N/R	3,594,003
	Improvement District Phases 2-3 Major Improvements Project, Series 2015, 8.250%, 9/01/40
5,480	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB) (5)	11/25 at 100.00	AA–	6,609,757
6,685	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Series 2010, 5.500%, 8/15/49 –	8/19 at 100.00	AA	7,417,475
	AGM Insured
2,500	Board of Managers, Joint Guadalupe County-Seguin City Hospital, Texas, Hospital Mortgage	12/25 at 100.00	BB	2,695,125
	Revenue Bonds, Refunding & Improvement Series 2015, 5.000%, 12/01/45
2,440	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	2,563,757
	Neighborhood Improvement Area 1 Project, Series 2015, 7.250%, 9/01/45
4,300	Celina, Texas, Special Assessment Revenue Bonds, Sutton Fields II Public Improvement District	3/23 at 103.00	N/R	4,508,679
	Neighborhood Improvement Areas 2-5 Major Improvement Project, Series 2015, 8.250%, 9/01/40
405	Celina, Texas, Special Assessment Revenue Bonds, Wells South Public Improvement District	9/24 at 100.00	N/R	428,539
	Neighborhood Improvement Area 1 Project, Series 2015, 6.250%, 9/01/45
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,500	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	1,816,515
1,700	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	BBB+ (4)	2,095,505
13,685	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A,	7/25 at 100.00	BBB+	16,201,261
	5.000%, 1/01/45
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2016:
5,000	5.000%, 1/01/40	1/26 at 100.00	BBB+	5,992,400
18,410	3.375%, 1/01/41	1/26 at 100.00	BBB+	18,333,783
1,500	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public	No Opt. Call	BBB	1,616,955
	Schools, Series 2012, 3.750%, 8/15/22
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education
	Charter School, Series 2013A:
765	4.350%, 12/01/42	12/22 at 100.00	BBB–	793,756
375	4.400%, 12/01/47	12/22 at 100.00	BBB–	389,074
4,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education	6/25 at 100.00	BBB–	4,568,040
	Charter School, Series 2015A, 5.000%, 12/01/45
	Club Municipal Management District 1, Texas, Special Assessment Revenue Bonds, Improvement
	Area 1 Project, Series 2016:
765	5.750%, 9/01/28	9/23 at 103.00	N/R	784,974
770	6.500%, 9/01/46	9/23 at 103.00	N/R	789,404
11,735	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement	11/21 at 100.00	A+	13,550,170
	Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured
400	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A,	9/24 at 100.00	BB+	436,268
	5.250%, 9/01/44
880	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	966,680
	Project, Series 2012A. RMKT, 4.750%, 5/01/38
8,920	Fort Bend County Industrial Development Corporation, Texas, Revenue Bonds, NRG Energy Inc.	11/22 at 100.00	Baa3	9,777,301
	Project, Series 2012B, 4.750%, 11/01/42
20,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien	10/23 at 100.00	AA+	23,953,000
	Series 2013B, 5.250%, 10/01/51
10,000	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Series 2013B,	10/23 at 100.00	AA+	11,703,400
	5.000%, 4/01/53 (UB)
5,470	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond	10/23 at 100.00	AA+	9,198,079
	Trust 2015-XF0228,16.659%, 4/01/53 (IF)
4,255	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston	6/25 at 100.00	AA	5,082,598
	Methodist Hospital System, Series 2015, 5.000%, 12/01/45
1,100	Harris County Flood Control District, Texas, General Obligation Bonds, Improvement Series	10/16 at 100.00	AAA	1,108,701
	2006, 5.000%, 10/01/26 (Pre-refunded 10/01/16)
1,545	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Tender	11/21 at 100.00	AA+	2,359,400
	Option Bond Trust 2016-XG0054, 12.647%, 11/01/41 (IF) (5)
4,080	Harris County, Texas, General Obligation Toll Road Revenue Bonds, Tender Option Bond Trust	No Opt. Call	AAA	8,961,802
	2015-XF0074, 13.543%, 8/15/32 – AGM Insured (IF)
6,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding	11/31 at 44.13	AA	1,568,940
	Senior Lien Series 2014A, 0.000%, 11/15/48
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien
	Series 2014A:
1,500	5.000%, 11/15/28	11/24 at 100.00	A2	1,831,905
6,000	5.000%, 11/15/53	11/24 at 100.00	A2	6,902,700
15,995	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien Series 2004A-3,	11/24 at 55.69	AA–	6,631,207
	0.000%, 11/15/34 – NPFG Insured
5,000	Houston Higher Education Finance Corporation, Texas, Education Revenue Bonds, KIPP, Inc.,	8/25 at 100.00	AAA	5,501,600
	Refunding Series 2015, 4.000%, 8/15/44
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Facilities Department, Refunding Series 2011B:
3,500	5.125%, 9/01/32 – AGM Insured	9/16 at 100.00	AA	3,514,035
2,055	5.125%, 9/01/33 – AGM Insured	9/16 at 100.00	AA	2,063,241
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment
	Project, Series 2001B:
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	AA	3,189,310
4,865	0.000%, 9/01/27 – AGM Insured	No Opt. Call	AA	3,594,408
4,715	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Refunding Series 2015,	9/24 at 100.00	A2	5,558,183
	5.000%, 9/01/40
17,000	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 2002A,	No Opt. Call	AA (4)	26,171,160
	5.750%, 12/01/32 – AGM Insured (ETM)
6,700	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds,	8/21 at 100.00	A	7,724,162
	Refunding Series 2012A, 5.000%, 8/01/46
3,500	Irving, Texas, Hotel Occupancy Tax Revenue Bonds, Series 2014B, 5.000%, 8/15/43	8/19 at 100.00	BBB+	3,729,495
940	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	8/25 at 100.00	BBB+	1,120,358
	Memorial Hospital Project, Series 2015, 5.000%, 8/15/30
1,000	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission	5/25 at 100.00	A+	1,195,370
	Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
3,095	5.750%, 12/01/33	12/25 at 100.00	Ba2	3,615,950
3,125	6.125%, 12/01/38	12/25 at 100.00	Ba2	3,666,031
4,000	Midway Independent School District, McLennan County, Texas, Unlimited Tax School Building and	No Opt. Call	Aaa	3,999,240
	Refunding Bonds, Series 2000, 0.000%, 8/15/16
	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue
	Bonds, Legacy at Willow Bend Project, Series 2016:
2,335	5.000%, 11/01/46 (WI/DD, Settling 8/04/16)	11/23 at 103.00	BBB–	2,647,236
6,015	5.000%, 11/01/51 (WI/DD, Settling 8/04/16)	11/23 at 103.00	BBB–	6,787,988
745	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue	1/25 at 100.00	N/R	811,976
	Bonds, Wesleyan Homes, Inc. Project, Series 2014, 5.500%, 1/01/43
210	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/26 at 100.00	BBB–	241,242
	Bonds, CHF-Collegiate Housing Corpus Christi II, L.L.C.-Texas A&M University-Corpus Christi
	Project, Series 2016A, 5.000%, 4/01/48
4,530	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	AA	4,888,414
	Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University
	Project, Series 2014A, 4.100%, 4/01/34 – AGM Insured
820	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/26 at 100.00	BBB–	935,390
	Bonds, CHF-Collegiate Housing Foundation – San Antonio 1, L.L.C. – Texas A&M University –
	San Antonio Project, Series 2016A, 5.000%, 4/01/48
	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue
	Bonds, CHF-Collegiate Housing Foundation – Stephenville II, L.L.C. – Tarleton State University
	Project, Series 2014A:
1,000	5.000%, 4/01/34	4/24 at 100.00	BBB–	1,157,030
2,200	5.000%, 4/01/39	4/24 at 100.00	BBB–	2,505,448
1,600	5.000%, 4/01/46	4/24 at 100.00	BBB–	1,816,256
5,540	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue	4/24 at 100.00	Baa3	6,240,311
	Bonds, CHF-Collegiate Housing Galveston-Texas A&M University at Galveston Project, Series
	2014A, 5.000%, 4/01/39
3,220	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%,	12/21 at 100.00	AA	3,695,980
	12/15/36 – AGM Insured
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital
	Appreciation Series 2011C:
2,590	0.000%, 9/01/43 (7)	9/31 at 100.00	AA+	2,830,482
3,910	0.000%, 9/01/45 (7)	9/31 at 100.00	AA+	4,591,396
3,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011A, 5.500%,	9/21 at 100.00	AA+	3,587,940
	9/01/41 (UB) (5)
6,155	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B,	1/23 at 100.00	A1	7,222,092
	5.000%, 1/01/40
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
4,900	5.000%, 1/01/32	1/25 at 100.00	A2	5,924,345
2,205	5.000%, 1/01/34	1/25 at 100.00	A2	2,647,235
2,000	5.000%, 1/01/38	1/25 at 100.00	A2	2,377,580
610	Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue Bonds, Series 2014A,	2/24 at 100.00	Ba2	660,484
	5.125%, 2/01/39
2,500	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edwards	6/26 at 100.00	BBB+	2,696,075
	University Project, Series 2016, 4.000%, 6/01/41
1,280	San Antonio, Texas, Electric and Gas System Revenue Bonds, Refunding Series 1992, 5.000%,	No Opt. Call	AA+ (4)	1,309,158
	2/01/17 (ETM)
4,375	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA	4,807,950
	Tender Option Bond Trust 2016-XF0389, 8.741%, 11/15/47 (IF) (5)
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	11/21 at 100.00	AA–	2,795,094
	Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30
1,870	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	9/23 at 100.00	A	2,212,995
	Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue
	Bonds, Scott & White Healthcare Project, Series 2010:
215	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	254,855
2,675	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	3,176,723
17,640	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue	5/26 at 100.00	AA–	21,432,424
	Bonds, Scott & White Healthcare Project, Series 2016A, 5.000%, 11/15/45 (UB)
7,430	Texas City Industrial Development Corporation, Texas, Industrial Development Revenue Bonds,	2/25 at 100.00	Baa3	7,772,672
	NRG Energy, Inc. Project, Fixed Rate Series 2012, 4.125%, 12/01/45
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds,
	Series 2012:
3,635	5.000%, 12/15/22	No Opt. Call	A3	4,357,056
2,500	5.000%, 12/15/26	No Opt. Call	A3	2,933,850
2,500	5.000%, 12/15/29	No Opt. Call	A3	2,888,600
4,355	5.000%, 12/15/30	No Opt. Call	A3	4,993,051
2,975	5.000%, 12/15/32	No Opt. Call	A3	3,373,353
3,150	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier	8/22 at 100.00	A–	3,669,876
	Refunding Series 2012A, 5.000%, 8/15/41
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier
	Refunding Series 2015B:
11,280	0.000%, 8/15/36	8/24 at 59.60	A–	5,300,923
10,000	0.000%, 8/15/37	8/24 at 56.94	A–	4,493,200
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier
	Refunding Series 2015C:
5,000	5.000%, 8/15/37	8/24 at 100.00	BBB+	5,834,350
31,810	5.000%, 8/15/42	8/24 at 100.00	BBB+	37,118,135
4,400	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series	No Opt. Call	A–	3,544,904
	2002A, 0.000%, 8/15/25 – AMBAC Insured
1,960	Wood County Central Hospital District, Texas, Revenue Bonds, East Texas Medical Center Quitman	11/21 at 100.00	Baa3	2,273,286
	Project, Series 2011, 6.000%, 11/01/41
1,840	Ysleta Independent School District Public Facility Corporation, Texas, Lease Revenue Refunding	11/16 at 100.00	AA–	1,866,330
	Bonds, Series 2001, 5.375%, 11/15/24 – AMBAC Insured
419,210	Total Texas			455,325,098
	Utah – 0.9% (0.6% of Total Investments)
3,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 (Pre-refunded	6/18 at 100.00	AAA	3,249,540
	6/15/18) – AGM Insured
4,865	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond 2015-XF0258, 13.088%,	6/18 at 100.00	AAA	6,078,136
	6/15/36 – AGM Insured (Pre-refunded 6/15/18) (IF) (5)
3,615	Utah Transit Authority, Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XG0023,	6/18 at 100.00	AAA	4,466,441
	12.077%, 6/15/32 – AGM Insured (Pre-refunded 6/15/18) (IF)
15,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/32 – AGM Insured	6/18 at 100.00	AAA	16,247,700
	(Pre-refunded 6/15/18) (UB) (5)
26,480	Total Utah			30,041,817
	Virginia – 1.4% (0.9% of Total Investments)
	Embrey Mill Community Development Authority, Virginia, Special Assessment Revenue Bonds,
	Series 2015:
1,200	5.300%, 3/01/35	3/25 at 100.00	N/R	1,255,032
1,085	5.600%, 3/01/45	3/25 at 100.00	N/R	1,134,129
10,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	10/28 at 100.00	BBB+	12,085,200
	Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (7)
11,070	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles	4/22 at 100.00	BBB+	12,423,972
	Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A,
	5.000%, 10/01/53
11,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien	10/26 at 100.00	AA	14,955,270
	Revenue Bonds, Series 2009C, 0.000%, 10/01/41 – AGC Insured
985	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	AA	1,096,709
	System Obligated Group, Series 2005B, 5.000%, 7/01/38
15	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health	7/20 at 100.00	AA (4)	17,456
	System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)
6,225	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	No Opt. Call	AA+	6,370,043
	College Program, Series 2011A, 5.000%, 2/01/17
1,000	Virginia College Building Authority, Educational Facilities Revenue Bonds, Marymount	7/25 at 100.00	BB+	1,136,640
	University Project, Green Series 2015B, 5.250%, 7/01/35
42,580	Total Virginia			50,474,451
	Washington – 3.3% (2.2% of Total Investments)
5,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Series	7/25 at 100.00	Aa1	6,087,750
	2015A, 5.000%, 7/01/38 (UB) (5)
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information	6/19 at 100.00	AA	4,198,988
	Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)
7,500	King County, Washington, General Obligation Sewer Bonds, Tender Option Bond Trust 2016-XL0009,	1/19 at 100.00	AAA	9,195,900
	9.288%, 1/01/39 – AGC Insured (Pre-refunded 1/01/19) (IF) (5)
25,000	King County, Washington, Sewer Revenue Bonds, Series 2007, 5.000%, 1/01/42 (Pre-refunded	7/17 at 100.00	AA+ (4)	26,042,000
	7/01/17) – AGM Insured
6,010	King County, Washington, Sewer Revenue Bonds, Tender Option Bond Trust 3090, 12.681%,	7/17 at 100.00	AA+	6,761,490
	1/01/39 – AGM Insured (IF) (5)
	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2006:
3,890	5.000%, 12/01/24 (Pre-refunded 12/01/16) – SYNCORA GTY Insured	12/16 at 100.00	AA (4)	3,949,011
4,085	5.000%, 12/01/25 (Pre-refunded 12/01/16) – SYNCORA GTY Insured	12/16 at 100.00	AA (4)	4,146,969
4,290	5.000%, 12/01/26 (Pre-refunded 12/01/16) – SYNCORA GTY Insured	12/16 at 100.00	AA (4)	4,355,079
10,000	University of Washington, General Revenue Bonds, Series 2007, 5.000%, 6/01/37 – AMBAC Insured	6/17 at 100.00	Aaa	10,379,200
	(Pre-refunded 6/01/17) (UB)
5,750	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research	1/21 at 100.00	A	6,542,925
	Center, Series 2011A, 5.625%, 1/01/35
1,250	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services,	10/24 at 100.00	AA–	2,164,550
	Tender Option Bond Trust 2015-XF0148, 16.802%, 10/01/44 (IF) (5)
2,510	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	2,985,243
	Refunding Series 2012B, 5.000%, 10/01/30
6,540	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital,	10/22 at 100.00	Aa2	7,636,496
	Series 2012A, 5.000%, 10/01/42
5,000	Washington State Health Care Facilities Authority, Revenue Bonds, Providence Health Care	10/16 at 100.00	AA–	5,019,200
	Services, Series 2006A, 4.625%, 10/01/34 – FGIC Insured (UB) (5)
21,510	Washington State, General Obligation Bonds, Series 2006, Series 2002C, 0.000%, 6/01/28 –	No Opt. Call	AA+	17,059,796
	NPFG Insured (UB) (5)
112,085	Total Washington			116,524,597
	West Virginia – 1.7% (1.1% of Total Investments)
10,000	West Virginia Economic Development Authority, State Lottery Revenue Bonds, Series 2010A,	6/20 at 100.00	AAA	11,394,600
	5.000%, 6/15/40
40,855	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health	6/23 at 100.00	A	48,811,920
	System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44
50,855	Total West Virginia			60,206,520
	Wisconsin – 2.6% (1.7% of Total Investments)
	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Cornerstone Charter
	Academy, North Carolina, Series 2016A:
1,750	5.000%, 2/01/36	2/26 at 100.00	N/R	1,792,560
305	5.125%, 2/01/46	2/26 at 100.00	N/R	314,004
1,480	Public Finance Authority of Wisconsin, Charter School Revenue Bonds, Envision Science Academy	5/26 at 100.00	N/R	1,502,600
	Project, Series 2016A, 5.125%, 5/01/36
2,500	Public Finance Authority, Wisconsin, Exempt Facilities Revenue Bonds, Celanese Project,	5/26 at 100.00	BBB–	2,619,025
	Refunding Series 2016C, 4.050%, 11/01/30
8,460	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	7/21 at 100.00	A2	9,869,267
	Inc., Series 2012A, 5.000%, 7/15/25
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/23 at 100.00	A2	2,910,600
	Inc., Series 2013A, 5.125%, 4/15/31
6,620	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc.	10/22 at 100.00	AA–	7,569,043
	Obligated Group, Series 2012A, 5.000%, 4/01/42
16,190	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran,	10/21 at 100.00	A+	18,729,078
	Series 2011A, 5.250%, 10/15/39
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic,
	Series 2012B:
1,485	5.000%, 2/15/40	2/22 at 100.00	A–	1,681,421
3,490	4.500%, 2/15/40	2/22 at 100.00	A–	3,801,099
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc.,
	Series 2012:
11,000	5.000%, 6/01/32	6/22 at 100.00	A3	12,610,510
1,500	5.000%, 6/01/39	6/22 at 100.00	A3	1,702,935
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital, Inc.,	5/21 at 100.00	N/R (4)	1,534,550
	Series 2011A, 5.750%, 5/01/35 (Pre-refunded 5/01/21)
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, ProHealth Care, Inc.	8/24 at 100.00	A+	5,288,900
	Obligated Group, Refunding Series 2015, 3.375%, 8/15/29
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Rogers Memorial	7/24 at 100.00	BBB+	1,154,940
	Hospital, Inc., Series 2014A, 5.000%, 7/01/34
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities
	Inc., Series 2015B:
550	5.000%, 9/15/37	9/22 at 100.00	BBB+	607,734
1,000	5.000%, 9/15/45	9/22 at 100.00	BBB+	1,107,320
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Three Pillars Senior	8/23 at 100.00	A–	1,142,840
	Living Communities, Refunding Series 2013, 5.000%, 8/15/33
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Woodland Hills Senior
	Housing Project, Series 2014:
2,565	5.000%, 12/01/44	12/22 at 102.00	N/R	2,717,233
1,775	5.250%, 12/01/49	12/22 at 102.00	N/R	1,890,766
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Dickson
	Hollow Project. Series 2014:
1,000	5.375%, 10/01/44	10/22 at 102.00	N/R	1,073,900
1,500	5.500%, 10/01/49	10/22 at 102.00	N/R	1,611,225
7,460	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare	12/24 at 100.00	AA–	8,821,375
	Inc, Series 2015, 5.000%, 12/15/44
81,380	Total Wisconsin			92,052,925
	Wyoming – 0.3% (0.2% of Total Investments)
2,035	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A+	2,299,214
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center
	Project, Series 2011B:
1,000	5.500%, 12/01/27	12/21 at 100.00	BBB+	1,162,460
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB+	1,168,700
4,000	Wyoming Municipal Power Agency Power Supply System Revenue Bonds, 2008 Series A,	1/18 at 100.00	A2	4,245,311
	5.375%, 1/01/42
8,035	Total Wyoming			8,875,685
$ 5,659,384	Total Municipal Bonds (cost $4,804,387,059)			5,424,559,958

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Transportation – 0.0% (0.0% of Total Investments)
$ 1,295	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$ 388,352
344	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	103,282
$ 1,639	Total Corporate Bonds (cost $146,934)				491,634
	Total Long-Term Investments (cost $4,804,533,993)				5,425,051,592
	Floating Rate Obligations – (7.0)%				(245,545,000)
	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference – (40.2)% (11)				(1,411,600,000)
	Variable Rate Demand Preferred Shares, at Liquidation Preference – (6.8)% (12)				(240,400,000)
	Other Assets Less Liabilities – (0.4)% (13)				(13,853,305)
	Net Assets Applicable to Common Shares – 100%				$ 3,513,653,287

Investments in Derivatives as of July 31, 2016

Interest Rate Swaps
								Variation
		Fund			Fixed Rate			Margin	Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Receivable/	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (14)	Date	Payable	(Depreciation)
LCH. Clearnet Ltd*	$ 6,800,000	Receive	3-Month	2.560%	Semi-Annually	1/13/17	1/13/31	$(49,566)	$ (896,196)
			USD-LIBOR-ICE
JP Morgan Chase	57,900,000	Receive	Weekly USD-SIFMA	1.375%	Quarterly	7/03/17	7/03/27	—	(1,391,670)
Bank, N.A.
JP Morgan Chase	68,900,000	Receive	Weekly USD-SIFMA	1.208%	Quarterly	8/11/17	8/11/28	—	(201,232)
Bank, N.A.
	$133,600,000							$(49,566)	$(2,489,098)
* Citigroup Global Markets, Inc. is the clearing broker for this transaction.

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$5,424,559,958	$ —	$5,424,559,958
Corporate Bonds	—	—	491,634	491,634
Investments in Derivatives:
Interest Rate Swaps*	—	(2,489,098)	—	(2,489,098)
Total	$ —	$5,424,070,860	$491,634	$5,422,562,494
* Represents net unrealized appreciation (depreciation).

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $4,556,620,828.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$628,312,016
Depreciation	(5,421,185)
Net unrealized appreciation (depreciation) of investments	$622,890,831

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
("Standard & Poor's"), Moody’s Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives and/or inverse floating rate transactions.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and will increase an additional
0.25% effective May 11, 2016.
(7)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s
Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on
July 15, 2055. The Fund is not accruing income for either senior interest corporate bond.
(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board.
For fair value measurement disclosure purposes, investment classified as Level 3.
(11)	Variable Rate MuniFund Term Preferred Shares, at Liquidation Preference as a percentage of Total
Investments is 26.0%.
(12)	Variable Rate Demand Preferred Shares, at Liquidation Preference as a percentage of Total Investments is 4.4%.
(13)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter derivatives (“OTC”) as presented on the Statement of Assets and Liabilities. The unrealized appreciation
(depreciation) of OTC-cleared and exchange-traded derivatives is recognized as part of the cash collateral at brokers and/or the receivable or payable for variation margin as presented on the Statement of Assets and Liabilities, when applicable.
(14)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each forward swap contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.
USD-LIBOR-ICE	United States Dollar-London Inter-Bank Offered Rated-Intercontinental Exchange.
USD-SIFMA	United States Dollar-Securities-Industry and Financial Market Association.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016